As filed with the Securities and Exchange Commission on January 31, 2006

                                                      1933 Act File No. 33-68704
                                                      1940 Act File No. 811-8006

                                    Form N-1A

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           /x/

                         Pre-Effective Amendment No. [ ]

                         Post-Effective Amendment No. 68

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       /x/

                                Amendment No. 69


                          SCUDDER MG INVESTMENTS TRUST
               (Exact name of registrant as specified in charter)

                             300 East Lombard Street
                            Baltimore, Maryland 21202
                                 (410) 895-5000

The Corporation Trust Incorporated                 Burton M. Leibert, Esq.
----------------------------------
Scudder MG Investments Trust                       Willkie, Farr & Gallagher LLP
300 East Lombard Street                            787 Seventh Avenue
Baltimore, Maryland 21202                          New York, New York 10019
(Name and address of agent for service)            (Copies of Documents)

It is proposed that this filing will become effective (check appropriate box):

/ /     Immediately upon filing pursuant to paragraph (b)
/x/     On February 1, 2006 pursuant to paragraph (b)
/ /     60 days after filing pursuant to paragraph (a)(1)
/ /     On ________________ pursuant to paragraph (a)(1)
/ /     75 days after filing pursuant to paragraph (a)(2)
/ /     On ________________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment

         This post-effective amendment contains the prospectuses and statements of additional information relating to the following series of the registrant:

         o Scudder Micro Cap Fund--Classes A, B, C, S, Investment Class and Institutional Class


         This post-effective amendment is not intended to update or amend any other prospectuses or statements of additional information of the registrant's other series or classes.

                                                                     SCUDDER
                                                                     INVESTMENTS

Supplement to the currently effective prospectuses of each of the funds listed below:


Effective February 6, 2006, Scudder Investments will change its name to DWS Scudder and the Scudder funds will be renamed DWS funds. The DWS Scudder name represents the alignment of Scudder with all of Deutsche Bank's mutual fund operations around the globe as part of our continuing commitment to superior performance, innovative products and quality services. On February 6, 2006, the funds will be listed as part of the DWS fund family under the letter "D" in the mutual fund listing section of the newspapers. In addition, the Web site for all Scudder funds will change to www.dws-scudder.com.

The new fund names will be as follows:

--------------------------------------------------------------------------------------------------------------------------
Current Name                                                        New Name, Effective February 6, 2006
--------------------------------------------------------------------------------------------------------------------------
Scudder Blue Chip Fund                                              DWS Blue Chip Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder California Tax-Free Income Fund                             DWS California Tax-Free Income Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Capital Growth Fund                                         DWS Capital Growth Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Cash Investment Trust                                       DWS Cash Investment Trust
--------------------------------------------------------------------------------------------------------------------------
Scudder Commodity Securities Fund                                   DWS Commodity Securities Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Dreman Concentrated Value Fund                              DWS Dreman Concentrated Value Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Dreman Financial Services Fund                              DWS Dreman Financial Services Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Dreman High Return Equity Fund                              DWS Dreman High Return Equity Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Dreman Mid Cap Value Fund                                   DWS Dreman Mid Cap Value Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Dreman Small Cap Value Fund                                 DWS Dreman Small Cap Value Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder EAFE Equity Index Fund                                      DWS EAFE Equity Index Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Equity 500 Index Fund                                       DWS Equity 500 Index Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Emerging Markets Fund                                       DWS Emerging Markets Equity Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Emerging Markets Income Fund                                DWS Emerging Markets Fixed Income Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Fixed Income Fund                                           DWS Core Fixed Income Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Flag Investors Communications Fund, Inc.                    DWS Communications Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Flag Investors Equity Partners Fund, Inc.                   DWS Equity Partners Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Flag Investors Value Builder Fund, Inc.                     DWS Value Builder Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Global Bond Fund                                            DWS Global Bond Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Global Discovery Fund                                       DWS Global Opportunities Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Global Fund                                                 DWS Global Thematic Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder GNMA Fund                                                   DWS GNMA Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Gold and Precious Metals Fund                               DWS Gold & Precious Metals Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Greater Europe Fund                                         DWS Europe Equity Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Growth and Income Fund                                      DWS Growth & Income Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Government & Agency Money Fund                              DWS Government & Agency Money Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Health Care Fund                                            DWS Health Care Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder High Income Fund                                            DWS High Income Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder High Income Plus Fund                                       DWS High Income Plus Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder High Yield Tax Free Fund                                    DWS High Yield Tax Free Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Inflation Protected Plus Fund                               DWS Inflation Protected Plus Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Income Fund                                                 DWS Core Plus Income Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Intermediate Tax/AMT Free Fund                              DWS Intermediate Tax/AMT Free Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder International Fund                                          DWS International Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder International Equity Fund                                   DWS International Equity Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder International Select Equity Fund                            DWS International Select Equity Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Japanese Equity Fund                                        DWS Japan Equity Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Large Cap Value Fund                                        DWS Large Cap Value Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Large Company Growth Fund                                   DWS Large Company Growth Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Latin America Fund                                          DWS Latin America Equity Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Lifecycle Long Range Fund                                   DWS Lifecycle Long Range Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Limited Duration Plus Fund                                  DWS Short Duration Plus Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Managed Municipal Bond Fund                                 DWS Managed Municipal Bond Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Massachusetts Tax-Free Fund                                 DWS Massachusetts Tax-Free Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Micro Cap Fund                                              DWS Micro Cap Fund
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
Current Name                                                        New Name, Effective February 6, 2006
--------------------------------------------------------------------------------------------------------------------------
Scudder Mid Cap Growth Fund                                         DWS Mid Cap Growth Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Money Market Fund                                           DWS Money Market Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Money Market Series                                         DWS Money Market Series
--------------------------------------------------------------------------------------------------------------------------
Scudder New York Tax-Free Income Fund                               DWS New York Tax-Free Income Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Pacific Opportunities Fund                                  DWS Pacific Opportunities Equity Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Pathway Series: Conservative Portfolio                      DWS Conservative Allocation Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Pathway Series: Growth Plus Portfolio                       DWS Growth Plus Allocation Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Pathway Series: Growth Portfolio                            DWS Growth Allocation Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Pathway Series: Moderate Portfolio                          DWS Moderate Allocation Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Retirement Fund -- Series VI                                 DWS Target 2006 Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Retirement Fund -- Series VII                                DWS Target 2008 Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder RREEF Real Estate Securities Fund                           DWS RREEF Real Estate Securities Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder S&P 500 Index Fund                                          DWS S&P 500 Index Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Select 500 Fund                                             DWS Enhanced S&P 500 Index Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Short Duration Fund                                         DWS Short Duration Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Short Term Bond Fund                                        DWS Short Term Bond Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Short-Term Municipal Bond Fund                              DWS Short-Term Municipal Bond Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Small Cap Growth Fund                                       DWS Small Cap Growth Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Small Company Stock Fund                                    DWS Small Cap Core Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Small Company Value Fund                                    DWS Small Cap Value Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Strategic Income Fund                                       DWS Strategic Income Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Target 2010 Fund                                            DWS Target 2010 Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Target 2011 Fund                                            DWS Target 2011 Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Target 2012 Fund                                            DWS Target 2012 Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Target 2013 Fund                                            DWS Target 2013 Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Target 2014 Fund                                            DWS Target 2014 Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Tax Advantaged Dividend Fund                                DWS Equity Income Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Tax-Exempt Money Fund                                       DWS Tax-Exempt Money Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Tax Free Money Fund                                         DWS Tax Free Money Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Technology Fund                                             DWS Technology Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder Total Return Fund                                           DWS Balanced Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder U.S. Bond Index Fund                                        DWS U.S. Bond Index Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder U.S. Government Securities Fund                             DWS U.S. Government Securities Fund
--------------------------------------------------------------------------------------------------------------------------
Scudder U.S. Treasury Money Fund                                    DWS U.S. Treasury Money Fund
--------------------------------------------------------------------------------------------------------------------------


Also effective February 6, 2006, the Scudder service providers to the funds will change their names. The new service provider names will be as follows:

----------------------------------------------------------------------------------
Current Name                               New Name, Effective February 6, 2006
----------------------------------------------------------------------------------
Scudder Distributors, Inc.                 DWS Scudder Distributors, Inc.
----------------------------------------------------------------------------------
Scudder Fund Accounting Corporation        DWS Scudder Fund Accounting Corporation
----------------------------------------------------------------------------------
Scudder Investments Service Company        DWS Scudder Investments Service Company
----------------------------------------------------------------------------------
Scudder Service Corporation                DWS Scudder Service Corporation
----------------------------------------------------------------------------------
Scudder Trust Company                      DWS Trust Company
----------------------------------------------------------------------------------


Scudder Total Return Fund only:

Effective February 6, 2006 and under the fund's new name, DWS Balanced Fund, the following supplements the disclosure in the third paragraph of "The Fund's Main Investment Strategy" section of the prospectuses:

The fund normally invests approximately 60% of its net assets in common stocks and other equity securities and approximately 40% of its net assets in fixed-income securities, including lower-quality debt securities. These percentages will fluctuate in response to changing market conditions, but the fund will at all times invest at least 25% of net assets in fixed-income senior securities.

               Please Retain This Supplement for Future Reference



December 31, 2005
SMF-3675
535429

                                FEBRUARY 1, 2006




                                   PROSPECTUS

                                 -----------------

                               CLASSES A, B AND C



--------------------------------------------------------------------------------



                               DWS Micro Cap Fund
                        (formerly Scudder Micro Cap Fund)










As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

                            ONE GLOBAL FORCE. ONE FOCUS. YOU. [DWS SCUDDER Logo]
                                                             Deutsche Bank Group

--------------------------------------------------------------------------------










Contents
--------------------------------------------------------------------------------


How the Fund Works                        How to Invest in the Fund

 4  The Fund's Main Investment            22  Choosing a Share Class
    Strategy
                                          28  How to Buy Shares
 6  The Main Risks of Investing
    in the Fund                           29  How to Exchange or Sell
                                              Shares
 9  The Fund's Performance
    History                               30  Policies You Should Know
                                              About
11  How Much Investors Pay
                                          42  Understanding Distributions
13  Other Policies and Secondary              and Taxes
    Risks

14  Who Manages and Oversees
    the Fund

18  Financial Highlights

How the Fund Works

On the next few pages, you'll find information about the fund's investment goal, the main strategies it uses to pursue that goal and the main risks that could affect performance.

Whether you are considering investing in the fund or are already a shareholder, you'll want to look this information over carefully. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

--------------------------------------------------------------------------------
                                                 Class A     Class B     Class C

                                ticker symbol    SMFAX       SMFBX       SMFCX

                                fund number      489         689         789

  DWS Micro Cap Fund
  (formerly Scudder Micro Cap Fund)
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks capital appreciation.

Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in stocks and other securities with equity characteristics of US micro capitalization companies. For the purposes of this 80% limitation, the micro capitalization equity universe is defined as the bottom 5% of the total domestic equity market capitalization (at the time of initial investment) using a minimum market capitalization of $10 million. The fund may invest up to 20% of its total assets in the securities of foreign companies that would be considered to be in the bottom 5% in terms of market capitalization in the US equity market (subject to a $10 million market capitalization minimum).

The fund invests primarily in equity securities of US micro capitalization growth-oriented companies. The managers focus on individual security selection rather than industry selection. The managers use an active process which combines financial analysis with company visits to evaluate management and strategies. Each manager has specific sector responsibilities with investment discretion over securities within their sectors.



--------------------------------------------------------------------------------

OTHER INVESTMENTS The fund is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). In particular, the fund may use futures, options and covered call options. The fund may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to help meet shareholder redemptions or other needs while maintaining exposure to the market (see "Secondary risks" for more information).

Company research lies at the heart of our investment process. The managers use a "bottom-up" approach to picking securities. This approach focuses on individual stock selection rather than industry selection.

o The managers focus on undervalued stocks with fast-growing earnings and superior near-to-intermediate term performance potential.

o The managers emphasize individual selection of smaller stocks across all economic sectors, early in their growth cycles and with the potential to be the blue chips of the future.

o The managers generally seek companies with a leading or dominant position in their niche markets, a high rate of return on invested capital and the ability to finance a major part of future growth from internal sources.

The fund follows a disciplined selling process in order to lessen risk. A security may be sold if one or more of the following conditions are met:

o  the stock price reaches a portfolio manager's expectations;

o  there is a material change in the company's fundamentals;

o  the managers believe other investments offer better opportunities; or

o the market capitalization of a stock distorts the weighted average market capitalization of the fund.

The fund may invest up to 20% of its assets in high quality debt instruments and money market instruments with remaining maturities of one year or less, including repurchase agreements. The fund may invest up to 5% of its net assets in non-convertible bonds and preferred stocks that the managers believe to be of high quality.

Securities Lending. The fund may lend its investment securities in an amount up to 33(1)/3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the micro capitalization portion of the US stock market. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, and the fund may not be able to get an attractive price for them.

Security Selection Risk. A risk that pervades all investing is the risk that the securities in the fund's portfolio will decline in value.

Micro Capitalization Company Risk. The fund's investments in micro capitalization companies will be more susceptible to share price fluctuations since micro capitalization company stocks tend to experience steeper fluctuations in price -- down as well as up -- than the stocks of larger companies. A shortage of reliable information -- the same information gap that creates opportunity in micro company investing -- can also pose added risk. Industry-wide reversals may have a greater impact on micro capitalization companies, since they lack a large company's financial resources. Micro capitalization companies may have limited product lines and markets. They may also have shorter operating histories and more volatile businesses and may be more dependent on key personnel. Finally, micro capitalization company stocks are typically less liquid than large company stocks. Particularly when they are performing poorly, a micro capitalization company's shares may be more difficult to sell.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for investors with long-term goals who can tolerate capital fluctuation in pursuit of capital appreciation.

Foreign Investment Risk. Foreign investments involve certain special risks, including:

Political Risk. Some foreign governments have limited the outflow of profits to investors abroad, imposed restrictions on the exchange or export of foreign currency, extended diplomatic disputes to include trade and financial relations, seized foreign investment and imposed high taxes.

o Information Risk. Companies based in foreign markets are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the US. Therefore, their financial reports may present an incomplete, untimely or misleading picture of a foreign company, as compared to the financial reports of US companies.

o Liquidity Risk. Investments that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active investments. This liquidity risk is a factor of the trading volume of a particular investment, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than the US market. This can make buying and selling certain investments more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of securities. In certain situations, it may become virtually impossible to sell an investment in an orderly fashion at a price that approaches the manager's estimate of its value. For the same reason, it may at times be difficult to value the fund's foreign investments.

o Regulatory Risk. There is generally less government regulation of foreign markets, companies and securities dealers than in the US.

o Currency Risk. The fund invests in securities denominated in foreign currencies. This creates the possibility that changes in exchange rates between foreign currencies and the US dollar will affect the US dollar value of foreign securities or the income or gain received on these securities.

o Limited Legal Recourse Risk. Legal remedies for investors may be more limited than the remedies available in the US.

o Trading Practice Risk. Brokerage commissions and other fees are generally higher for foreign investments than for US investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

o Taxes. Foreign withholding and certain other taxes may reduce the amount of income available to distribute to shareholders of the fund. In addition, special US tax considerations may apply to the fund's foreign investments.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the fund has valued its securities too highly, you may end up paying too much for fund shares when you buy into the fund. If the fund underestimates the prices of its securities, you may not receive the full market value for your fund shares when you sell.

Securities Lending Risk. Any loss in the market price of securities loaned by the fund that occurs during the term of the loan would be borne by the fund and would adversely affect the fund's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the fund's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

Another factor that could affect performance:

o derivatives could produce disproportionate losses (see "Secondary risks" for more information)

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the performance for the fund's Class A shares has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower. The table shows how fund performance compares with that of a broad-based market index (which, unlike the fund, does not have any fees or expenses). The table includes the effects of maximum sales loads. The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The inception date for Class A, B and C shares is June 28, 2002. In the bar chart, the performance figures for Class A before that date are based on the historical performance of the fund's original share class (Institutional Class), adjusted to reflect the higher gross total annual operating expenses of Class A.

In the table, the performance figures for each share class prior to its inception are based on the historical performance of the Institutional Class, adjusted to reflect both the higher gross total annual operating expenses and the current applicable sales charges for Class A, B and C. Institutional Class shares are offered in a different prospectus, which is available upon request.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class A only and will vary for Class B and C. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DWS Micro Cap Fund

Annual Total Returns (%) as of 12/31 each year -- Class A

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1997       19.53
1998        0.95
1999       77.08
2000        2.96
2001       15.08
2002      -27.19
2003       40.66
2004       12.71
2005        7.83

For the periods included in the bar chart:

Best Quarter: 29.66%, Q4 1999             Worst Quarter: -24.17%, Q3 1998

Average Annual Total Returns (%) as of 12/31/2005

--------------------------------------------------------------------------------
                                                                       Since
                                        1 Year         5 Years       Inception*
--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
  Return before Taxes                    1.63            6.19          13.00
--------------------------------------------------------------------------------
  Return after Taxes on                 -0.70            5.35          11.37
  Distributions
--------------------------------------------------------------------------------
  Return after Taxes on                  2.11            5.11          10.73
  Distributions and Sale of Fund
  Shares
--------------------------------------------------------------------------------
Class B (Return before Taxes)            4.34            6.50          12.89
--------------------------------------------------------------------------------
Class C (Return before Taxes)            7.05            6.66          12.89
--------------------------------------------------------------------------------
Index (reflects no deductions for        4.15            2.28           3.98
fees, expenses or taxes)
--------------------------------------------------------------------------------

Index: Russell 2000 Growth Index is an unmanaged capitalization-weighted measure of 2,000 of the smallest capitalized US companies with a greater-than-average growth orientation and whose common stocks trade on the NYSE, AMEX and Nasdaq.

* Since December 18, 1996 (inception date of Institutional Class). Index comparison begins on December 31, 1996.

Total returns from inception through 2005 would have been lower if operating expenses hadn't been reduced.

--------------------------------------------------------------------------------

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial representative or (800) 621-1048 or visit our Web site at www.dws-scudder.com.









--------------------------------------------------------------------------------

The Return after Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The number only represents the fund's taxable distributions, not a shareholder's gain or loss from selling fund shares.

The Return after Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The number reflects both the fund's taxable distributions and a shareholder's gain or loss from selling fund shares.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                    Class A      Class B      Class C
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on        5.75%(1)      None         None
Purchases (as % of offering price)
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge      None(2)       4.00%        1.00%
(Load) (as % of redemption proceeds)
--------------------------------------------------------------------------------
Redemption/Exchange fee on shares owned       2.00          2.00         2.00
less than 30 days (as % of redemption
proceeds)(3)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                1.50%         1.50%        1.50%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                      0.25          0.75         0.75
--------------------------------------------------------------------------------

Other Expenses(4), (5)                        0.64          0.94         0.79
--------------------------------------------------------------------------------
Total Annual Operating Expenses               2.39          3.19         3.04
--------------------------------------------------------------------------------
Less Expense Waiver/Reimbursement(6)          0.61          0.66         0.51
--------------------------------------------------------------------------------

Net Annual Operating Expenses(6)              1.78          2.53         2.53
--------------------------------------------------------------------------------

(1) Because of rounding in the calculation of the offering price, the actual maximum front-end sales charge paid by an investor may be higher than the percentage noted (see "Choosing a Share Class -- Class A shares").

(2) The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of purchase and 0.50% if redeemed during the next six months following purchase.

(3) This fee is charged on applicable redemptions or exchanges. Please see "Policies about transactions" for further information.

(4) Restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006.

(5) Includes a shareholder servicing fee for Class B and Class C shares of up to 0.25%.

(6) Through January 31, 2007, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at ratios no higher than 1.740%, 2.490% and 2.490%, for Class A, Class B and Class C shares, respectively, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, and organization and offering expenses.

Based on the costs above (including one year of capped expenses in each period), this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example               1 Year          3 Years         5 Years        10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------

Class A shares          $745          $1,223          $1,725          $3,101
--------------------------------------------------------------------------------
Class B shares           656           1,222           1,812           3,095
--------------------------------------------------------------------------------
Class C shares           356             891           1,552           3,320
--------------------------------------------------------------------------------


Expenses, assuming you kept your shares
--------------------------------------------------------------------------------

Class A shares          $745          $1,223          $1,725          $3,101
--------------------------------------------------------------------------------
Class B shares           256             922           1,612           3,095
--------------------------------------------------------------------------------
Class C shares           256             891           1,552           3,320
--------------------------------------------------------------------------------

Other Policies and Secondary Risks

While the sections on the previous pages describe the main points of the fund's strategy and risks, there are a few other issues to know about.

Other policies

o Although major changes tend to be infrequent, the fund's Board could change the fund's investment goal without seeking shareholder approval. In addition, the Board will provide shareholders with at least 60 days' notice prior to making any changes to the 80% investment policy of the fund, as described herein.

o As a temporary defensive measure, the fund could shift up to 100% of assets into investments such as money market investments or other short-term bonds that offer comparable safety, or cash. This could prevent losses, but, while engaged in a temporary defensive position, the fund may not achieve its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions.

o The fund's equity investments are mainly common stocks, but may also include other types of equities such as preferred or convertible securities.

o The fund may trade securities actively. This could raise transaction costs (thus lowering return) and could result in higher taxable distributions.

Secondary risks

Derivatives Risk. Although not one of its principal investment strategies, the fund may invest in certain types of derivatives. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency for which it is acting as a substitute; derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the fund cannot sell the derivative because of an illiquid secondary market; and the risk that the derivatives transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses that it could have if it had not entered into these transactions. There is no guarantee that these derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to a fund.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the fund.

If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of the fund, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

The fund's complete portfolio holdings as of the end of each calendar month are posted on www.dws-scudder.com ordinarily on the 15th day of the following calendar month, or the first business day thereafter. This posted information generally remains accessible at least until the fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the www.dws-scudder.com information is current (expected to be at least three months). The fund's Statement of Additional Information includes a description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings.

Who Manages and Oversees the Fund

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc. ("DeAM, Inc." or the "advisor"), Deutsche Bank Trust Company Americas and DWS Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, assets classes and investing styles.

DeAM, Inc. is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The investment advisor

DeAM, Inc. is the investment advisor for the fund. Under the supervision of the fund's Board of Trustees, DeAM, Inc., with headquarters at 345 Park Avenue, New York, NY 10154, makes the fund's investment decisions, buys and sells securities for the fund and conducts the research that leads to these purchase and sale decisions. DeAM, Inc. provides a full range of global investment advisory services to institutional and retail clients. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

The advisor receives a management fee from the fund. Below is the actual rate paid by the fund net of fee waivers for the most recent fiscal year, as a percentage of the fund's average daily net assets:

---------------------------------------------------------------------
Fund Name                                              Fee Paid
---------------------------------------------------------------------
DWS Micro Cap Fund                                     1.18%
---------------------------------------------------------------------

The fund's shareholder report for the year ended September 30, 2005 contains a discussion regarding the basis for the Board of Trustees' approval of the fund's investment management agreement (see "Shareholder reports" on the back cover).

The portfolio managers

The fund is managed by a team of investment professionals who each play an important role in the fund's management process. This team works for the advisor or its affiliates and is supported by a large staff of economists, research analysts, traders and other investment specialists. The advisor or its affiliates believe(s) its team approach benefits fund investors by bringing together many disciplines and leveraging its extensive resources.

The fund is managed by a team of investment professionals who collaborate to develop and implement the fund's investment strategy. Each portfolio manager on the team has authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings.


Samuel A. Dedio                     Robert S. Janis
Managing Director of Deutsche       Managing Director of Deutsche
Asset Management and Co-Lead        Asset Management and Co-Lead
Portfolio Manager of the fund.      Portfolio Manager of the fund.
  o   Joined Deutsche Asset           o   Joined Deutsche Asset
      Management in 1999 after            Management and the fund in
      eight years of experience,          2004.
      formerly serving as analyst     o   Previously served as
      at Ernst & Young LLP,               portfolio manager for 10
      Evergreen Asset Management          years at Credit Suisse
      and Standard & Poor's Corp.         Asset Management (or at its
  o   Over 14 years of investment         predecessor, Warburg Pincus
      industry experience.                Asset Management).
  o   BA, William Patterson           o   Over 20 years of investment
      University; MS, American            industry experience.
      University, Kogod School of     o   BA, University of
      Business.                           Pennsylvania; MBA,
  o   Joined the fund in 2002.            University of Pennsylvania,
                                          Wharton School.

The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

Regulatory and litigation matters

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments (now known as DWS Scudder). The funds' advisors have been cooperating in connection with these inquiries and are in discussions with these regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industrywide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries or lawsuits will be or what the effect, if any, would be on the funds or their advisors. Based on currently available information, including the proposed settlements with regulators, however, the funds' investment advisors believe the likelihood that the pending lawsuits and any regulatory settlements will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Financial Highlights

These tables are designed to help you understand the fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose reports, along with the fund's financial statements, are included in the fund's annual report (see "Shareholder reports" on the back cover).

DWS Micro Cap Fund -- Class A

 Years Ended September 30,                    2005      2004     2003     2002^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period        $20.99   $18.69    $14.07   $18.24
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss) ^b            (.32)    (.31)     (.18)      .03
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)     3.93     2.61      4.80   (4.20)
  on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations            3.61     2.30      4.62   (4.17)
--------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on investment
  transactions                              (2.15)        --      --        --
--------------------------------------------------------------------------------
Redemption fees                             .00***        --      --        --
--------------------------------------------------------------------------------
Net asset value, end of period              $22.45   $20.99    $18.69   $14.07
--------------------------------------------------------------------------------
Total Return (%)^c                          17.88    12.37     32.84   (22.86)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)          26       22        11       .6
--------------------------------------------------------------------------------
Ratio of expenses before expense              2.24     2.15      2.16    2.22*
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions    1.74     1.74      1.74    1.74*
(%)
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)   (1.52)   (1.47)    (1.09)     .70*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                    108       99        74       66
--------------------------------------------------------------------------------

^a For the period June 28, 2002 (commencement of operations of Class A shares) to September 30, 2002.

^b   Based on average shares outstanding during the period.

^c Total return would have been lower had certain expenses not been reduced. Total return does not reflect the effect of any sales charges.

*    Annualized

**   Not annualized

***  Amount is less than $.005.

DWS Micro Cap Fund -- Class B

 Years Ended September 30,                    2005     2004      2003     2002^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period       $20.64    $18.52   $14.04    $18.24
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss) ^b           (.47)     (.46)    (.30)    (.00)***
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)    3.86      2.58     4.78    (4.20)
  on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations           3.39      2.12     4.48    (4.20)
--------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on investment
  transactions                             (2.15)         --        --      --
--------------------------------------------------------------------------------
Redemption fees                            .00***       --        --       --
--------------------------------------------------------------------------------
Net asset value, end of period             $21.88    $20.64   $18.52    $14.04
--------------------------------------------------------------------------------
Total Return (%)^c                         16.95     11.56    31.91    (23.03)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)          5         5        3        .3
--------------------------------------------------------------------------------
Ratio of expenses before expense             2.98      2.90     2.91     2.97*
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions   2.49      2.49     2.49     2.49*
(%)
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)  (2.27)    (2.22)   (1.84)    (.05)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                   108        99       74        66
--------------------------------------------------------------------------------

^a For the period June 28, 2002 (commencement of operations of Class B shares) to September 30, 2002.

^b   Based on average shares outstanding during the period.

^c Total return would have been lower had certain expenses not been reduced. Total return does not reflect the effect of any sales charges.

*    Annualized

**   Not annualized

***  Amount is less than $.005.

DWS Micro Cap Fund -- Class C

 Years Ended September 30,                    2005     2004      2003     2002^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period       $20.64    $18.51   $14.04    $18.24
--------------------------------------------------------------------------------
Income (loss) from investment operations:   (.47)     (.46)    (.31)    (.00)***
  Net investment income (loss) ^b
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)    3.86      2.59     4.78    (4.20)
  on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations           3.39      2.13     4.47    (4.20)
--------------------------------------------------------------------------------
Less distributions from:                   (2.15)      --        --         --
  Net realized gains on investment
  transactions
--------------------------------------------------------------------------------
Redemption fees                            .00***         --     --         --
--------------------------------------------------------------------------------
Net asset value, end of period             $21.88    $20.64   $18.51    $14.04
--------------------------------------------------------------------------------
Total Return (%)^c                         16.95     11.56    31.84    (23.03)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)          9        14        5        .3
--------------------------------------------------------------------------------
Ratio of expenses before expense             2.98      2.90     2.91     2.97*
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions   2.49      2.49     2.49     2.49*
(%)
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)  (2.27)    (2.22)   (1.84)    (.05)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                   108        99       74        66
--------------------------------------------------------------------------------

^a For the period June 28, 2002 (commencement of operations of Class C shares) to September 30, 2002.

^b   Based on average shares outstanding during the period.

^c Total return would have been lower had certain expenses not been reduced. Total return does not reflect the effect of any sales charges.

*    Annualized

**   Not annualized

***  Amount is less than $.005.

How to Invest in the Fund

The following pages tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.

You can find out more about the topics covered here by speaking with your financial advisor or a representative of your workplace retirement plan or other investment provider.

Choosing a Share Class

This prospectus offers three share classes. Each class has its own fees and expenses, offering you a choice of cost structures. The fund offers other classes of shares separately. Class A, Class B and Class C shares are intended for investors seeking the advice and assistance of a financial advisor, who will typically receive compensation for those services.

Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you. You may want to ask your financial advisor to help you with this decision.

We describe each share class in detail on the following pages. But first, you may want to look at the table below, which gives you a brief comparison of the main features of each class.

================================================================================
Classes A, B, and C                       Points to help you compare
================================================================================
Class A

o Sales charges of up to 5.75%, charged   o Some investors may be able to reduce
  when you buy shares                       or eliminate their sales charges;
                                            see next page
o In most cases, no charges when you
  sell shares                             o Total annual operating expenses are
                                            lower than those for Class B or
o 0.25% distribution fee                    Class C
================================================================================
Class B

o No charges when you buy shares          o The deferred sales charge rate falls
                                            to zero after six years
o Deferred sales charge declining from
  4.00%, charged when you sell shares     o Shares automatically convert to
  you bought within the last six years      Class A after six years, which means
                                            lower annual expenses going forward
o 0.75% annual distribution fee and up
  to 0.25% annual shareholder servicing
  fee
================================================================================
Class C

o No charges when you buy shares          o The deferred sales charge rate is
                                            lower than Class B, but your shares
o Deferred sales charge of 1.00%,           never convert to Class A, so annual
  charged when you sell shares you          expenses remain higher
  bought within the last year

o 0.75% annual distribution fee and up
  to 0.25% annual shareholder servicing
  fee
================================================================================

Your financial advisor will typically be paid a fee when you buy shares and may receive different levels of compensation depending upon which class of shares you buy. In addition to these payments, the fund's advisor or its affiliates may provide compensation to your financial advisor for distribution, administrative and promotional services. Financial advisors may also receive compensation from the fund for the services they provide to their clients.

Class A shares

Class A shares have a 12b-1 plan, under which a distribution fee of 0.25% is deducted from class assets each year. Because distribution fees are continuous in nature, these fees may, over time, increase the cost of your investment and cost you more than paying other types of sales charges.

Class A shares have an up-front sales charge that varies with the amount you invest:

--------------------------------------------------------------------------------
Your investment                          Front-end Sales       Front-end Sales
                                         Charge as % of      Charge as % of your
                                       offering price(1),(2)   net investment
--------------------------------------------------------------------------------
Up to $50,000                                 5.75                  6.10
--------------------------------------------------------------------------------
$50,000-$99,999                               4.50                  4.71
--------------------------------------------------------------------------------
$100,000-$249,999                             3.50                  3.63
--------------------------------------------------------------------------------
$250,000-$499,999                             2.60                  2.67
--------------------------------------------------------------------------------
$500,000-$999,999                             2.00                  2.04
--------------------------------------------------------------------------------
$1 million or more                    See below and next two pages
--------------------------------------------------------------------------------

(1)  The offering price includes the sales charge.

(2) Because of rounding in the calculation of the offering price, the actual maximum front-end sales charge paid by an investor may be higher than the percentage noted above.

You may be able to lower your Class A sales charges if:

o you plan to invest at least $50,000 in Class A shares (including Class A shares in other retail DWS funds) over the next 24 months ("Letter of Intent")

o the amount of Class A shares you already own (including Class A shares in other retail DWS funds) plus the amount you're investing now in Class A shares is at least $50,000 ("Cumulative Discount")

o you are investing a total of $50,000 or more in Class A shares of several retail DWS funds on the same day ("Combined Purchases")


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class A shares may make sense for long-term investors, especially those who are eligible for reduced or eliminated sales charges.

The point of these three features is to let you count investments made at other times and in certain other funds for purposes of calculating your present sales charge. Any time you can use the privileges to "move" your investment into a lower sales charge category, it's generally beneficial for you to do so.

For purposes of determining whether you are eligible for a reduced Class A sales charge, you and your immediate family (your spouse or life partner and your children or stepchildren age 21 or younger) may aggregate your investments in the DWS family of funds. This includes, for example, investments held in a retirement account, an employee benefit plan, or at a financial advisor other than the one handling your current purchase. These combined investments will be valued at their current offering price to determine whether your current investment qualifies for a reduced sales charge.

To receive a reduction in your Class A initial sales charge, you must let your financial advisor or Shareholder Services know at the time you purchase shares that you qualify for such a reduction. You may be asked by your financial advisor or Shareholder Services to provide account statements or other information regarding related accounts of you or your immediate family in order to verify your eligibility for a reduced sales charge.

For more information about sales charge discounts, please visit www.dws-scudder.com (click on the link entitled "Fund Sales Charge and Breakpoint Schedule"), consult with your financial advisor or refer to the section entitled "Purchase and Redemption of Shares" in the fund's Statement of Additional Information.

You may be able to buy Class A shares without sales charges when you are:

o  reinvesting dividends or distributions

o participating in an investment advisory or agency commission program under which you pay a fee to an investment advisor or other firm for portfolio management or brokerage services

o exchanging an investment in Class A shares of another fund in the DWS family of funds for an investment in the fund

o  a current or former director or trustee of the Deutsche or DWS mutual funds

o an employee (including the employee's spouse or life partner and children or stepchildren age 21 or younger) of Deutsche Bank or its affiliates or of a subadvisor to any fund in the DWS family of funds or of a broker-dealer authorized to sell shares of such funds

There are a number of additional provisions that apply in order to be eligible for a sales charge waiver. The fund may waive the sales charges for investors in other situations as well. Your financial advisor or Shareholder Services can answer your questions and help you determine if you are eligible.

If you're investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described above, you may be eligible to buy Class A shares without sales charges ("Large Order NAV Purchase Privilege"). However, you may be charged a contingent deferred sales charge (CDSC) of 1.00% on any shares you sell within 12 months of purchase and a similar charge of 0.50% on shares you sell during the next six months following purchase. This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial advisor or Shareholder Services can answer your questions and help you determine if you're eligible.

Class B shares

With Class B shares, you pay no up-front sales charges. Class B shares have a 12b-1 plan, under which a distribution fee of 0.75% is deducted from class assets each year. Class B shares also deduct a shareholder servicing fee of up to 0.25% from class assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares. After six years, Class B shares automatically convert to Class A shares which has the net effect of lowering the annual expenses from the seventh year on. However, unlike Class A shares, your entire investment goes to work immediately.

Class B shares have a CDSC. This charge declines over the years you own shares and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:

--------------------------------------------------------------------------------
Year after you bought shares                  CDSC on shares you sell
--------------------------------------------------------------------------------
First year                                            4.00%
--------------------------------------------------------------------------------
Second or third year                                  3.00
--------------------------------------------------------------------------------
Fourth or fifth year                                  2.00
--------------------------------------------------------------------------------
Sixth year                                            1.00
--------------------------------------------------------------------------------
Seventh year and later                None (automatic conversion to Class A)
--------------------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial advisor or Shareholder Services can answer your questions and help you determine if you're eligible.

While Class B shares don't have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

If you are thinking of making a large purchase in Class B shares or if you already own a large amount of Class A shares in these funds or other DWS funds, it may be more cost efficient to purchase Class A shares instead. Orders to purchase Class B shares of $100,000 or more will be declined with the exception of orders received from financial representatives acting for clients whose shares are held in an omnibus account and certain employer-sponsored employee benefit plans. You should consult with your financial advisor to determine which class of shares is appropriate for you.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class B shares may make sense for long-term investors who prefer to see all of their investment go to work right away and can accept somewhat higher annual expenses.

Class C shares

With Class C shares, you pay no up-front sales charges. Class C shares have a 12b-1 plan under which a distribution fee of 0.75% is deducted from class assets each year. Class C shares also deduct a shareholder servicing fee of up to 0.25% from class assets each year. Because of these fees, the annual expenses for Class C shares are similar to those of Class B shares, but higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A shares).

Unlike Class B shares, Class C shares do NOT automatically convert to Class A shares after six years, so they continue to have higher annual expenses.

Class C shares have a CDSC, but only on shares you sell within one year of buying them:

---------------------------------------------------------------------
Year after you bought shares           CDSC on shares you sell
---------------------------------------------------------------------
First year                                       1.00%
---------------------------------------------------------------------
Second year and later                            None
---------------------------------------------------------------------

This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial advisor or Shareholder Services can answer your questions and help you determine if you're eligible.

While Class C shares don't have any front-end sales charge, their higher annual expenses mean that over the years, you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

Orders to purchase Class C shares of $500,000 or more will be declined with the exception of orders received from financial representatives acting for clients whose shares are held in an omnibus account and certain employer-sponsored employee benefit plans.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Class C shares may appeal to investors who plan to sell some or all shares within six years of buying them or who aren't certain of their investment time horizon.

How to Buy Shares

Once you've chosen a share class, use these instructions to make investments.

================================================================================
First investment                          Additional investments
================================================================================
$1,000 or more for regular accounts       $50 or more for regular accounts and
                                          IRA accounts
$500 or more for IRAs
                                          $50 or more with an Automatic
$50 or more with an Automatic             Investment Plan
Investment Plan
================================================================================
Through a financial advisor

o Contact your advisor using the method   o Contact your advisor using the
  that's most convenient for you            method that's most convenient for
                                            you
================================================================================
By mail or express mail (see below)

o Fill out and sign an application        o Send a check made out to "DWS
                                            Scudder" and a DWS Scudder
o Send it to us at the appropriate          investment slip to us at the
  address, along with an investment check   appropriate address below

                                          o If you don't have an investment
                                            slip, simply include a letter with
                                            your name, account number, the full
                                            name of the fund and the share class
                                            and your investment instructions
================================================================================
By wire

o Call (800) 621-1048 for instructions    o Call (800) 621-1048 for instructions
================================================================================
By phone                                  o Call (800) 621-1048 for instructions

Not available
================================================================================
With an automatic investment plan

o Fill in the information on your         o To set up regular investments from
  application and include a voided check.   a bank checking account, call
                                            (800) 621-1048
================================================================================
On the Internet

Not available                             o Call (800) 621-1048 to establish
                                            Internet access

                                          o Go to www.dws-scudder.com and
                                            register

                                          o Follow the instructions for buying
                                            shares with money from your bank
                                            account
================================================================================

--------------------------------------------------------------------------------

Regular mail:
First Investment: DWS Scudder, PO Box 219356, Kansas City, MO 64121-9356 Additional Investments: DWS Scudder, PO Box 219154, Kansas City, MO 64121-9154

Express, registered or certified mail:
DWS Scudder, 210 W. 10th Street, Kansas City, MO 64105-1614

How to Exchange or Sell Shares

Use these instructions to exchange or sell shares in your account.

================================================================================
Exchanging into another fund              Selling shares
================================================================================
$1,000 or more to open a new account      Some transactions, including most for
($500 for IRAs)                           over $100,000, can only be ordered in
                                          writing with a signature guarantee; if
$50 or more for exchanges between         you're in doubt, see page 36.
existing accounts
================================================================================
Through a financial advisor

o Contact your advisor by the method      o Contact your advisor by the method
  that's most convenient for you            that's most convenient for you
================================================================================
By phone or wire

o Call (800) 621-1048 for instructions    o Call (800) 621-1048 for instructions
================================================================================
By mail or express mail
(see previous page)

Write a letter that includes:             Write a letter that includes:

o the fund, class and account number      o the fund, class and account number
  you're exchanging out of                  from which you want to sell shares

o the dollar amount or number of shares   o the dollar amount or number of
  you want to exchange                      shares you want to sell

o the name and class of the fund you      o your name(s), signature(s) and
  want to exchange into                     address, as they appear on your
                                            account
o your name(s), signature(s) and
  address, as they appear on your account o a daytime telephone number

o a daytime telephone number
================================================================================
With an automatic exchange plan

o To set up regular exchanges from a      Not available
  fund account, call (800) 621-1048
================================================================================
With an automatic withdrawal plan

Not available                             o To set up regular cash payments from
                                            a fund account, call (800) 621-1048
                                            (minimum $50)
================================================================================
On the Internet

o Call (800) 621-1048 to establish        o Call (800) 621-1048 to establish
  Internet access                           Internet access

o Go to www.dws-scudder.com and log in    o Go to www.dws-scudder.com and log in

o Follow the instructions for making      o Follow the instructions for making
  on-line exchanges                         on-line redemptions
================================================================================

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through financial advisors.

If you are investing through a financial advisor or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial advisors or other intermediaries may adopt policies, procedures or limitations that are separate from those described by the fund. Please note that a financial advisor may charge fees separate from those charged by the fund.

Keep in mind that the information in this prospectus applies only to the fund's Class A, Class B and Class C shares. The fund has other share classes, which are described in separate prospectuses and have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial advisor or call (800) 621-1048.

Policies about transactions

The fund is open for business each day the New York Stock Exchange is open. The fund calculates its share price for each class every business day, as of the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). You can place an order to buy or sell shares at any time.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

The DWS Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.dws-scudder.com to get up-to-date information, review balance or even place orders for exchanges.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.

We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity, and in some cases the information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.

We will attempt to collect any missing required and requested information by contacting you or your financial advisor. If we are unable to obtain this information within the time frames established by the fund, then we may reject your application and order.

The fund will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in "good order." After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the net asset value per share next calculated (less any applicable sales charges).

If we are unable to verify your identity within time frames established by the fund, after a reasonable effort to do so, you will receive written notification.

The fund generally will not accept new account applications to establish an account with a non-US address (APO/FPO and US territories are acceptable) or for a non-resident alien.

Because orders placed through financial advisors must be forwarded to the transfer agent before they can be processed, you'll need to allow extra time. A representative of your financial advisor should be able to tell you approximately when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.

Market Timing Policies and Procedures. Short-term and excessive trading of fund shares may present risks to the fund's long-term shareholders, including potential dilution in the value of fund shares, interference with the efficient management of the fund's portfolio (including losses on the sale of investments), taxable gains to remaining shareholders and increased brokerage and administrative costs. These risks may be more pronounced for funds investing in certain securities such as those that trade in foreign markets, are illiquid or do not otherwise have "readily available market quotations." Certain investors may seek to employ short-term trading strategies aimed at exploiting variations in portfolio valuation that arise from the nature of the securities held by the fund (e.g., "time zone arbitrage").

The fund discourages short-term and excessive trading. The fund will take steps to detect and deter short-term and excessive trading pursuant to the fund's policies as described in this prospectus and approved by the Board. The fund generally defines short-term trading as purchase and redemption activity, including exchanges, that occurs within the time period for imposition of redemption fees. The fund may also take trading activity that occurs over longer periods into account if the fund reasonably believes such activity is of an amount or frequency that may be harmful to long-term shareholders or disruptive to portfolio management.

The fund's policies include:

o a 2% redemption fee on fund shares held for less than a specified holding period (subject to certain exceptions discussed below under "Redemption fees");

o the fund reserves the right to reject or cancel a purchase or exchange order for any reason when, in the opinion of the advisor, there appears to be a pattern of short-term or excessive trading activity by a shareholder or any other trading activity deemed harmful or disruptive to the fund; and

o the fund has adopted certain fair valuation practices reasonably designed to protect the fund from "time zone arbitrage" with respect to its foreign securities holdings and other trading practices that seek to exploit variations in portfolio valuation that arise from the nature of the securities held by the fund. (See "How the fund calculates share price.")

When a pattern of short-term or excessive trading activity or other trading activity deemed harmful or disruptive to the fund by an investor is detected, the advisor may determine to prohibit that investor from future purchases in the fund or to limit or terminate the investor's exchange privilege. The detection of these patterns and the banning of further trading are inherently subjective and therefore involve some selectivity in their application. The advisor seeks to make such determinations in a manner consistent with the interests of the fund's long-term shareholders.

There is no assurance that these policies and procedures will be effective in limiting short-term and excessive trading in all cases. For example, the advisor may not be able to effectively monitor, detect or limit short-term or excessive trading by underlying shareholders that occurs through omnibus accounts maintained by broker-dealers or other financial intermediaries. Depending on the amount of fund shares held in such omnibus accounts (which may represent most of the fund's shares), short-term and/or excessive trading of fund shares could adversely affect long-term shareholders in the fund. It is important to note that shareholders that invest through omnibus accounts also may be subject to the policies and procedures of their financial intermediaries with respect to short-term and excessive trading in the fund.

The fund's policies and procedures may be modified or terminated at any time.

Redemption fees. The fund imposes a redemption fee of 2% of the total redemption amount (calculated at net asset value) on all fund shares redeemed or exchanged within 30 days of buying them (either by purchase or exchange). The redemption fee is paid directly to the fund, and is designed to encourage long-term investment and to offset transaction and other costs associated with short-term or excessive trading. For purposes of determining whether the redemption fee applies, shares held the longest time will be treated as being redeemed first and shares held the shortest time will be treated as being redeemed last.

The redemption fee is applicable to fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. These purchase and sale transactions are generally netted against one another and placed on an aggregate basis; consequently the identities of the individuals on whose behalf the transactions are placed generally are not known to the fund. For this reason, the fund has undertaken to notify financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to the fund. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the fund's. Subject to approval by DeAM or the fund's Board, intermediaries who transact business on an omnibus basis may implement the redemption fees according to their own operational guidelines (which may be different than the fund's policies) and remit the fees to the fund. In addition, certain intermediaries that do not currently have the capacity to collect redemption fees at an account level may be granted a temporary waiver from the fund's policies until such time as they can develop and implement a system to collect the redemption fees.

The redemption fee will not be charged in connection with the following exchange or redemption transactions: (i) transactions on behalf of participants in certain research wrap programs; (ii) transactions on behalf of participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (iii) transactions on behalf of a shareholder to return any excess IRA contributions to the shareholder; (iv) transactions on behalf of a shareholder to effect a required minimum distribution on an IRA; (v) transactions on behalf of any mutual fund advised by the advisor and its affiliates (e.g., "funds of funds") or, in the case of a master/feeder relationship, redemptions by the feeder fund from the master portfolio; (vi) transactions following death or disability of any registered shareholder, beneficial owner or grantor of a living trust with respect to shares purchased before death or disability; (vii) transactions involving hardship of any registered shareholder; (viii) systematic transactions with predefined trade dates for purchases, exchanges or redemptions, such as automatic account rebalancing, or loan origination and repayments; (ix) transactions involving shares purchased through the reinvestment of dividends or other distributions; (x) transactions involving shares transferred from another account in the same fund or converted from another class of the same fund (e.g., shares converting from Class B to Class A) (the redemption fee period will carry over to the acquired shares); (xi) transactions initiated by a fund or administrator (e.g., redemptions for not meeting account minimums, to pay account fees funded by share redemptions, or in the event of the liquidation or merger of a fund); or (xii) transactions in cases when there are legal or contractual limitations or restrictions on the imposition of the redemption fee (as determined by the fund or its agents in their sole discretion).

The fund expects that the waiver for certain group retirement plans and financial intermediaries will be eliminated over time as their respective operating systems are improved. Until such time that these operating systems are improved, the fund's Advisor will attempt to monitor the trading activity in these accounts and will take appropriate corrective action if it appears that a pattern of short-term or excessive trading or other harmful or disruptive trading by underlying shareholders exists. The fund reserves the right to withdraw waivers, and to modify or terminate these waivers or the redemption fee at any time.

InvestorACCESS, the automated information line, is available 24 hours a day by calling (800) 972-3060. You can use InvestorACCESS to get information on DWS funds generally and on accounts held directly at DWS Scudder. You can also use it to make exchanges and sell shares.

QuickBuy and QuickSell let you set up a link between a DWS fund account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed and there is a $50 minimum and a $250,000 maximum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call (800) 621-1048.

Telephone and electronic transactions. Generally, you are automatically entitled to telephone and electronic transaction privileges but you may elect not to have them when you open your account or by contacting Shareholder Services at (800) 621-1048 at a later date.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur as a result. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

The fund accepts payment for shares only in US dollars by check, bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that the fund cannot accept cash, traveler's checks, starter checks, money orders, third party checks, checks drawn on foreign banks, or checks issued by credit card companies or Internet-based companies.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are generally completed within 24 hours. The fund can only send wires of $1,000 or more and accept wires of $50 or more.

We do not issue share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power when exchanging or redeeming shares. You may not exchange or redeem shares in certificate form by telephone or via the Internet.

When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. However, if you want money wired to a bank account that is already on file with us, you don't need a signature guarantee. Also, you don't generally need a signature guarantee for an exchange, although we may require one in certain other circumstances.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or Internet, you can always send us your order in writing.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor institution, generally including commercial banks, savings and loan, trust companies, credit unions, member firms of a national stock exchange, or any member or participant of an approved signature guarantor program. Note that you can't get a signature guarantee from a notary public and we must be provided the original guarantee.

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial advisor for more information.

When you sell shares that have a CDSC, we calculate the CDSC as a percentage of what you paid for the shares or what you are selling them for -- whichever results in the lower charge to you. In processing orders to sell shares, the shares with the lowest CDSC are sold first. Exchanges from one fund into another don't affect CDSCs: for each investment you make, the date you first bought shares is the date we use to calculate a CDSC on that particular investment.

There are certain cases in which you may be exempt from a CDSC. Among others, these include:

o the death or disability of an account owner (including a joint owner). This waiver applies only under certain conditions. Please contact your financial advisor or Shareholder Services to determine if the conditions exist.

o withdrawals made through an automatic withdrawal plan. Such withdrawals may be made at a maximum of 12% per year of the net asset value of the account

o  withdrawals related to certain retirement or benefit plans

o redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans

o for Class A shares purchased through the Large Order NAV Purchase Privilege, redemption of shares whose dealer of record at the time of the investment notifies DWS Scudder Distributors Inc., the fund's distributor, that the dealer waives the applicable commission

o for Class C shares, redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system, provided the dealer of record has waived the advance of the first year distribution and service fees applicable to such shares and has agreed to receive such fees quarterly

In each of these cases, there are a number of additional provisions that apply in order to be eligible for a CDSC waiver. Your financial advisor or Shareholder Services can answer your questions and help you determine if you are eligible.

If you sell shares in a DWS fund and then decide to invest with DWS Scudder again within six months, you can take advantage of the "reinstatement feature." With this feature, you can put your money back into the same class of a DWS fund at its current NAV and for purposes of sales charges it will be treated as if it had never left DWS Scudder. You'll be reimbursed (in the form of fund shares) for any CDSC you paid when you sold. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date. There is also an option that lets investors who sold Class B shares buy Class A shares with no sales charge, although they won't be reimbursed for any CDSC they paid. You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Shareholder Services or your financial advisor.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

You may obtain additional information about other ways to sell your shares by contacting your financial advisor.

How the fund calculates share price

To calculate net asset value per share or NAV, each share class uses the following equation:


      TOTAL ASSETS - TOTAL LIABILITIES
--------------------------------------------  =  NAV
     TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you buy shares is the NAV, although for Class A shares it will be adjusted to allow for any applicable sales charges (see "Choosing a Share Class").

The price at which you sell shares is also the NAV, although for Class B and Class C investors a CDSC may be taken out of the proceeds (see "Choosing a Share Class").

The fund charges a short-term redemption fee equal to 2.00% of the value of shares redeemed or exchanged within 30 days of purchase. Please see "Policies about transactions -- Redemption fees" for further information.

We typically value securities using information furnished by an independent pricing service or market quotations, where appropriate. However, we may use methods approved by the fund's Board, such as a fair valuation model, which are intended to reflect fair value when pricing service information or market quotations are not readily available or when a security's value or a meaningful portion of the value of the fund's portfolio is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred between the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) and the close of the New York Stock Exchange. In such a case, the fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. It is expected that the greater the percentage of fund assets that is invested in non-US securities, the more extensive will be the fund's use of fair value pricing. This is intended to reduce the fund's exposure to "time zone arbitrage" and other harmful trading practices. (See "Market Timing Policies and Procedures.")

To the extent that the fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days or at times when the fund doesn't price its shares.

Other rights we reserve

You should be aware that we may do any of the following:

o  withdraw or suspend the offering of shares at any time

o withhold a portion of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o reject a new account application if you don't provide any required or requested identifying information, or for any other reasons

o close your account and send you the proceeds if your balance falls below $1,000; we will give you 60 days' notice (90 days for retirement accounts) so you can either increase your balance or close your account (this policy doesn't apply to investors with $100,000 or more in DWS fund shares, investors with an Automatic Investment Plan established with $50 or more per month or in any case where a fall in share price created the low balance)

o refuse, cancel or rescind any purchase or exchange order; freeze any account (meaning you will not be able to purchase fund shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in the fund's best interest or when the fund is requested or compelled to do so by governmental authority or by applicable law

o close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account (less any applicable sales charges or redemption fees); you may be subject to gain or loss on the redemption of your fund shares and you may incur tax liability

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; the fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a fund's net assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege or adjust the fund's investment minimums at any time)

o suspend or postpone redemptions as permitted pursuant to Section 22(e) of the Investment Company Act of 1940. Generally, those circumstances are when: 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) trading on the New York Stock Exchange is restricted; 3) an emergency exists which makes the disposal of securities owned by the fund or the fair determination of the value of the fund's net assets not reasonably practicable; or 4) the SEC, by order, permits the suspension of the right of redemption. Redemption payments by wire may also be delayed in the event of a nonroutine closure of the Federal Reserve wire payment system.

Understanding Distributions and Taxes

The fund intends to distribute to its shareholders virtually all of its net earnings. The fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (The fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) The fund may not always pay a dividend or distribution for a given period.

The fund intends to pay dividends and distributions to its shareholders annually in December and, if necessary, may do so at other times as well.

For federal income tax purposes, income and capital gains distributions are generally taxable. However, distributions by the fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Similarly, there will be no tax consequences when a qualified retirement plan buys or sells fund shares.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested without applicable sales charges. Dividends and distributions are taxable whether you receive them in cash or reinvest them in additional shares. For retirement plans, reinvestment (at NAV) is the only option.

Buying and selling fund shares will usually have tax consequences for you. Your sale of shares may result in a capital gain or loss for you. The gain or loss will be long-term or short-term depending on how long you owned the shares that were sold. For federal income tax purposes, an exchange is treated the same as a sale.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

The tax status of the fund's earnings you receive and your own fund transactions generally depends on their type:

=====================================================================
Generally taxed at long-term       Generally taxed at ordinary
capital gain rates:                income rates:
=====================================================================
Taxable distributions from the
fund

o gains from the sale of           o gains from the sale of
  securities held by the fund for    securities held by the fund
  more than one year                 for one year or less

o qualified dividend income        o all other taxable income

=====================================================================
Transactions involving fund shares

o gains from selling fund shares   o gains from selling fund shares
  held for more than one year        held for one year or less
=====================================================================

Any investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the fund's yield on those securities would generally be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by the fund. In addition, any investments in foreign securities or foreign currencies may increase or accelerate the fund's recognition of ordinary income and may affect the timing or amount of the fund's distributions.

For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the fund as derived from qualified dividend income are eligible for taxation in the hands of individuals at long-term capital gain rates. Qualified dividend income generally includes dividends from domestic and some foreign corporations. In addition, the fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the fund's shares for the lower tax rates to apply.

For taxable years beginning on or before December 31, 2008, the maximum long-term capital gain rate applicable to individuals has been reduced to 15%. For more information, see the Statement of Additional Information, under "Taxes."

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before a fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

Corporations may be able to take a dividends-received deduction for a portion of income dividends they receive from the fund.

The above discussion is applicable to shareholders who are US persons. If you are a non-US person, please consult your own tax advisor with respect to the tax consequences to you of an investment in the fund.

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

To Get More Information

Shareholder reports -- These include commentary from the fund's management team about recent market conditions and the effects of the fund's strategies on its performance. They also have detailed performance figures, a list of everything the fund owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the fund, call (800) 621-1048, or contact DWS Scudder at the address listed below. The fund's SAI and shareholder report are also available through the DWS Scudder Web site at www.dws-scudder.com. These documents and other information about the fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.


DWS Scudder                  SEC                          Distributor
------------------------------------------------------------------------------------
222 South Riverside Plaza    Public Reference Section     DWS Scudder Distributors,
Chicago, IL 60606-5808       Washington, D.C.             Inc.
www.dws-scudder.com          20549-0102                   222 South Riverside Plaza
(800) 621-1048               www.sec.gov                  Chicago, IL 60606-5808
                             (202) 942-8090               (800) 621-1148





SEC File Number:

DWS Micro Cap Fund                 811-08006



                                                              [DWS SCUDDER Logo]
                                                             Deutsche Bank Group

                                FEBRUARY 1, 2006





                                   PROSPECTUS

                                 ----------------

                                     CLASS S




--------------------------------------------------------------------------------

                               DWS Micro Cap Fund
                        (formerly Scudder Micro Cap Fund)




As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

                            ONE GLOBAL FORCE. ONE FOCUS. YOU. [DWS SCUDDER Logo]
                                                             Deutsche Bank Group

Contents

--------------------------------------------------------------------------------

     How the Fund Works                        How to Invest in the Fund

       4  The Fund's Main Investment            19  How to Buy, Sell and
          Strategy                                  Exchange Shares

       6  The Main Risks of Investing           21  Policies You Should Know
          in the Fund                               About

       9  The Fund's Performance                32  Understanding Distributions
          History                                   and Taxes

      11  How Much Investors Pay

      12  Other Policies and Secondary
          Risks

      13  Who Manages and Oversees
          the Fund

      17  Financial Highlights

How the Fund Works

On the next few pages, you'll find information about the fund's investment goal, the main strategies it uses to pursue that goal and the main risks that could affect performance.

Whether you are considering investing in the fund or are already a shareholder, you'll want to look this information over carefully. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

Class S shares are generally not available to new investors.

You can find DWS prospectuses on the Internet at www.dws-scudder.com.

--------------------------------------------------------------------------------
                                                                 |   Class S
                                                                 |
                                                  ticker symbol  |   SMFSX
                                                    fund number  |   390
DWS Micro Cap Fund
(formerly Scudder Micro Cap Fund)
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks capital appreciation.

Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in stocks and other securities with equity characteristics of US micro capitalization companies. For the purposes of this 80% limitation, the micro capitalization equity universe is defined as the bottom 5% of the total domestic equity market capitalization (at the time of initial investment) using a minimum market capitalization of $10 million. The fund may invest up to 20% of its total assets in the securities of foreign companies that would be considered to be in the bottom 5% in terms of market capitalization in the US equity market (subject to a $10 million market capitalization minimum).

The fund invests primarily in equity securities of US micro capitalization growth-oriented companies. The managers focus on individual security selection rather than industry selection. The managers use an active process which combines financial analysis with company visits to evaluate management and strategies. Each manager has specific sector responsibilities with investment discretion over securities within their sectors.

--------------------------------------------------------------------------------

OTHER INVESTMENTS The fund is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). In particular, the fund may use futures, options and covered call options. The fund may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to help meet shareholder redemptions or other needs while maintaining exposure to the market (see "Secondary risks" for more information).

Company research lies at the heart of our investment process. The managers use a "bottom-up" approach to picking securities. This approach focuses on individual stock selection rather than industry selection.

o The managers focus on undervalued stocks with fast-growing earnings and superior near-to-intermediate term performance potential.

o The managers emphasize individual selection of smaller stocks across all economic sectors, early in their growth cycles and with the potential to be the blue chips of the future.

o The managers generally seek companies with a leading or dominant position in their niche markets, a high rate of return on invested capital and the ability to finance a major part of future growth from internal sources.

The fund follows a disciplined selling process in order to lessen risk. A security may be sold if one or more of the following conditions are met:

o  the stock price reaches a portfolio manager's expectations;

o  there is a material change in the company's fundamentals;

o  the managers believe other investments offer better opportunities; or

o the market capitalization of a stock distorts the weighted average market capitalization of the fund.

The fund may invest up to 20% of its assets in high quality debt instruments and money market instruments with remaining maturities of one year or less, including repurchase agreements. The fund may invest up to 5% of its net assets in non-convertible bonds and preferred stocks that the managers believe to be of high quality.

Securities Lending. The fund may lend its investment securities in an amount up to 33(1)/3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the micro capitalization portion of the US stock market. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, and the fund may not be able to get an attractive price for them.

Security Selection Risk. A risk that pervades all investing is the risk that the securities in the fund's portfolio will decline in value.

Micro Capitalization Company Risk. The fund's investments in micro capitalization companies will be more susceptible to share price fluctuations since micro capitalization company stocks tend to experience steeper fluctuations in price -- down as well as up -- than the stocks of larger companies. A shortage of reliable information -- the same information gap that creates opportunity in micro company investing -- can also pose added risk. Industry-wide reversals may have a greater impact on micro capitalization companies, since they lack a large company's financial resources. Micro capitalization companies may have limited product lines and markets. They may also have shorter operating histories and more volatile businesses and may be more dependent on key personnel. Finally, micro capitalization company stocks are typically less liquid than large company stocks. Particularly when they are performing poorly, a micro capitalization company's shares may be more difficult to sell.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for investors with long-term goals who can tolerate capital fluctuation in pursuit of capital appreciation.

Foreign Investment Risk. Foreign investments involve certain special risks, including:

o Political Risk. Some foreign governments have limited the outflow of profits to investors abroad, imposed restrictions on the exchange or export of foreign currency, extended diplomatic disputes to include trade and financial relations, seized foreign investment and imposed high taxes.

o Information Risk. Companies based in foreign markets are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the US. Therefore, their financial reports may present an incomplete, untimely or misleading picture of a foreign company, as compared to the financial reports of US companies.

o Liquidity Risk. Investments that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active investments. This liquidity risk is a factor of the trading volume of a particular investment, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than the US market. This can make buying and selling certain investments more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of securities. In certain situations, it may become virtually impossible to sell an investment in an orderly fashion at a price that approaches the manager's estimate of its value. For the same reason, it may at times be difficult to value the fund's foreign investments.

o Regulatory Risk. There is generally less government regulation of foreign markets, companies and securities dealers than in the US.

o Currency Risk. The fund invests in securities denominated in foreign currencies. This creates the possibility that changes in exchange rates between foreign currencies and the US dollar will affect the US dollar value of foreign securities or the income or gain received on these securities.

o Limited Legal Recourse Risk. Legal remedies for investors may be more limited than the remedies available in the US.

o Trading Practice Risk. Brokerage commissions and other fees are generally higher for foreign investments than for US investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

o Taxes. Foreign withholding and certain other taxes may reduce the amount of income available to distribute to shareholders of the fund. In addition, special US tax considerations may apply to the fund's foreign investments.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the fund has valued its securities too highly, you may end up paying too much for fund shares when you buy into the fund. If the fund underestimates the prices of its securities, you may not receive the full market value for your fund shares when you sell.

Securities Lending Risk. Any loss in the market price of securities loaned by the fund that occurs during the term of the loan would be borne by the fund and would adversely affect the fund's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the fund's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

Another factor that could affect performance:

o derivatives could produce disproportionate losses (see "Secondary risks" for more information)

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the performance for the fund has varied from year to year, which may give some idea of risk. The table on the following page shows how fund performance compares with that of a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

Class S shares commenced operations on February 1, 2005 and therefore do not have a full calendar year of performance available. In the bar chart and table, the performance figures for Class S before that date reflect the historical performance of the fund's original share class (Institutional Class), adjusted to reflect the higher gross total annual operating expenses of Class S. Although Institutional Class shares are not offered in this prospectus, they are invested in the same portfolio and the annual total returns differ only to the extent that the classes have different fees and expenses.

The table shows returns for Institutional Class shares on a before- tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant for investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DWS Micro Cap Fund

Annual Total Returns (%) as of 12/31 each year -- Class S

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1997       19.53
1998        0.95
1999       77.09
2000        2.96
2001       15.08
2002      -27.25
2003       40.65
2004       12.68
2005        7.93


For the periods included in the bar chart:

Best Quarter: 29.66%, Q4 1999           Worst Quarter: -24.17%, Q3 1998

Average Annual Total Returns (%) as of 12/31/2005

--------------------------------------------------------------------------------
                                                                        Since
                                      1 Year          5 Years         Inception*
--------------------------------------------------------------------------------
Class S
--------------------------------------------------------------------------------
  Return before Taxes                  7.93            7.44           13.73
--------------------------------------------------------------------------------
  Return after Taxes on                5.45            6.60           12.10
  Distributions
--------------------------------------------------------------------------------
  Return after Taxes on                8.41            6.36           11.46
  Distributions and Sale of Fund
  Shares
--------------------------------------------------------------------------------
Index (reflects no deductions          4.15            2.28            3.98
for fees, expenses or taxes)
--------------------------------------------------------------------------------
Index: Russell 2000 Growth Index is an unmanaged capitalization-weighted measure of 2,000 of the smallest capitalized US companies with a greater-than-average growth orientation and whose common stocks trade on the NYSE, AMEX and Nasdaq.*

* Institutional Class commenced operations on December 18, 1996. Index comparisons begin on December 31, 1996.

Total returns from inception through 2005 would have been lower if operating expenses hadn't been reduced.

--------------------------------------------------------------------------------

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or 1-800-728-3337 or visit our Web site at www.dws-scudder.com.




--------------------------------------------------------------------------------

The Return after Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The number only represents the fund's taxable distributions, not a shareholder's gain or loss from selling fund shares.

The Return after Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The number reflects both the fund's taxable distributions and a shareholder's gain or loss from selling fund shares.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold Class S shares of the fund.

--------------------------------------------------------------------------------
Fee Table                                                           Class S
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Redemption/Exchange fee on shares owned less than 30 days (as        2.00%
% of redemption proceeds)(1)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                                       1.50%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                      None
--------------------------------------------------------------------------------

Other Expenses(2,3)                                                   1.01
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                       2.51
--------------------------------------------------------------------------------
Less Expense Waiver/Reimbursement(4)                                  0.73
--------------------------------------------------------------------------------

Net Annual Fund Operating Expenses(4)                                 1.78
--------------------------------------------------------------------------------

(1) This fee is charged on applicable redemptions or exchanges. Please see "Policies about transactions" for further information.

(2)  Estimated since Class S shares commenced operations on February 1, 2005.

(3) Restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006.

(4) Through January 31, 2007, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at a ratio no higher than 1.740% for Class S shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, and organization and offering expenses.

Based on the costs above (including one year of capped expenses in each period) this example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Class S                     $181           $712         $1,270         $2,791

--------------------------------------------------------------------------------

Other Policies and Secondary Risks

While the sections on the previous pages describe the main points of the fund's strategy and risks, there are a few other issues to know about.

Other policies

o Although major changes tend to be infrequent, the fund's Board could change the fund's investment goal without seeking shareholder approval. In addition, the Board will provide shareholders with at least 60 days' notice prior to making any changes to the 80% investment policy of the fund, as described herein.

o As a temporary defensive measure, the fund could shift up to 100% of assets into investments such as money market investments or other short-term bonds that offer comparable safety, or cash. This could prevent losses, but, while engaged in a temporary defensive position, the fund may not achieve its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions.

o The fund's equity investments are mainly common stocks, but may also include other types of equities such as preferred or convertible securities.

o The fund may trade securities actively. This could raise transaction costs (thus lowering return) and could result in higher taxable distributions.

Secondary risks

Derivatives Risk. Although not one of its principal investment strategies, the fund may invest in certain types of derivatives. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency for which it is acting as a substitute; derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the fund cannot sell the derivative because of an illiquid secondary market; and the risk that the derivatives transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses that it could have if it had not entered into these transactions. There is no guarantee that these derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to a fund.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the fund.

If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

The fund's complete portfolio holdings as of the end of each calendar month are posted on www.dws-scudder.com ordinarily on the 15th day of the following calendar month, or the first business day thereafter. This posted information generally remains accessible at least until the fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which www.dws-scudder.com information is current (expected to be at least three months). The fund's Statement of Additional Information includes a description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings.


Who Manages and Oversees the Fund

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc. ("DeAM, Inc." or the "advisor"), Deutsche Bank Trust Company Americas and DWS Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, assets classes and investing styles.

DeAM, Inc. is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The investment advisor

DeAM, Inc. is the investment advisor for the fund. Under the supervision of the fund's Board of Trustees, DeAM, Inc., with headquarters at 345 Park Avenue, New York, NY 10154, makes the fund's investment decisions, buys and sells securities for the fund and conducts the research that leads to these purchase and sale decisions. DeAM, Inc. provides a full range of global investment advisory services to institutional and retail clients. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

The advisor receives a management fee from the fund. Below is the actual rate paid by the fund net of fee waivers for the most recent fiscal year, as a percentage of the fund's average daily net assets:

---------------------------------------------------------------------
Fund Name                                              Fee Paid
---------------------------------------------------------------------
DWS Micro Cap Fund                                     1.18%
---------------------------------------------------------------------

The fund's shareholder report for the year ended September 30, 2005 contains a discussion regarding the basis for the Board of Trustees' approval of the fund's investment management agreement (see "Shareholder reports" on the back cover).

The portfolio managers

The fund is managed by a team of investment professionals who each play an important role in the fund's management process. This team works for the advisor or its affiliates and is supported by a large staff of economists, research analysts, traders and other investment specialists. The advisor or its affiliates believe(s) its team approach benefits fund investors by bringing together many disciplines and leveraging its extensive resources.

The fund is managed by a team of investment professionals who collaborate to develop and implement the fund's investment strategy. Each portfolio manager on the team has authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings.

Samuel A. Dedio                     Robert S. Janis
Managing Director of Deutsche       Managing Director of Deutsche
Asset Management and Co-Lead        Asset Management and Co-Lead
Portfolio Manager of the fund.      Portfolio Manager of the fund.
 o Joined Deutsche Asset             o  Joined Deutsche Asset
   Management in 1999 after             Management and the fund in
   eight years of experience,           2004.
   formerly serving as analyst       o  Previously served as
   at Ernst & Young LLP,                portfolio manager for 10
   Evergreen Asset Management           years at Credit Suisse
   and Standard & Poor's Corp.          Asset Management (or at
 o Over 14 years of investment          its predecessor, Warburg
   industry experience.                 Pincus Asset Management).
 o BA, William Patterson             o  Over 20 years of
   University; MS, American             investment industry
   University, Kogod School of          experience.
   Business.                         o  BA, University of
 o Joined the fund in 2002.             Pennsylvania; MBA,
                                        University of
                                        Pennsylvania, Wharton
                                        School.

The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

Regulatory and litigation matters

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments (now known as DWS Scudder). The funds' advisors have been cooperating in connection with these inquiries and are in discussions with these regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industrywide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries or lawsuits will be or what the effect, if any, would be on the funds or their advisors. Based on currently available information, including the proposed settlements with regulators, however, the funds' investment advisors believe the likelihood that the pending lawsuits and any regulatory settlements will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Financial Highlights

This table is designed to help you understand the fund's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose reports, along with the fund's financial statements, are included in the fund's annual report (see "Shareholder reports" on the back cover).

DWS Micro Cap Fund -- Class S

                                                                        2005^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                  $20.99
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                                        (.21)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions    1.68
--------------------------------------------------------------------------------
  Total from investment operations                                      1.47
--------------------------------------------------------------------------------
Redemption fees                                                          .00***
--------------------------------------------------------------------------------
Net asset value, end of period                                        $22.46
--------------------------------------------------------------------------------
Total Return (%)^c                                                      7.00**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                    .5
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                         2.23*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                          1.74*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                              (1.46)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                               108
--------------------------------------------------------------------------------

^a For the period February 1, 2005 (commencement of operations of Class S shares) to September 30, 2005.

^b    Based on average shares outstanding during the period.

^c    Total return would have been lower had certain expenses not been reduced.

*     Annualized

**    Not annualized

***   Amount is less than $.005.

How to Invest in the Fund

The following pages tell you how to invest in the fund and what to expect as a shareholder. If you're investing directly with DWS Scudder, all of this information applies to you.

If you're investing through a "third party provider" -- for example, a workplace retirement plan, financial supermarket or financial advisor -- your provider may have its own policies or instructions and you should follow those.

How to Buy, Sell and Exchange Shares

Buying Shares: Use these instructions to invest directly. Make out your check to "DWS Scudder."

--------------------------------------------------------------------------------
First investment                          Additional investments
--------------------------------------------------------------------------------
Regular accounts:                         $50 or more for regular accounts and
                                          IRA accounts
Class S: $2,500 or more
                                          $50 or more with an Automatic
IRA accounts and Automatic                Investment Plan
Investment Plan:

Class S: $1,000 or more
--------------------------------------------------------------------------------
By mail or express mail (see below)

o Fill out and sign an application        Send a DWS Scudder investment slip
                                          or short note that includes:
o Send it to us at the appropriate
  address, along with an investment check o fund and class name

                                          o account number

                                          o check payable to "DWS Scudder"
--------------------------------------------------------------------------------
By wire

o Call 1-800-728-3337 for instructions    o Call 1-800-728-3337 for instructions
--------------------------------------------------------------------------------
By phone

Not available                             o Call 1-800-728-3337 for instructions
--------------------------------------------------------------------------------
With an automatic investment plan

o Fill in the information on your         o To set up regular investments from
  application and include a voided check    a bank checking account, call
                                            1-800-728-3337
--------------------------------------------------------------------------------
Using QuickBuy

Not available                             o Call 1-800-728-3337 to speak to a
                                            representative

                                          o or, to use QuickBuy on SAILa, call
                                            1-800-343-2890 and follow the
                                            instructions on how to purchase
                                            shares
--------------------------------------------------------------------------------
On the Internet

o Go to "funds and prices" at             o Call 1-800-728-3337 to ensure you
  www.dws-scudder.com                       have electronic services

o Print out a prospectus and a new        o Register at www.dws-scudder.com
  account application
                                          o Follow the instructions for buying
o Complete and return the application       shares with money from your bank
  with your check                           account
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

Regular mail:
First Investment: DWS Scudder, PO Box 219669, Kansas City, MO 64121-9669 Additional Investments: DWS Scudder, PO Box 219664, Kansas City, MO 64121-9664

Express, registered or certified mail:
DWS Scudder, 210 West 10th Street, Kansas City, MO 64105-1614

Exchanging or Selling Shares: Use these instructions to exchange or sell shares in an account opened directly with DWS Scudder.

--------------------------------------------------------------------------------
Exchanging into another fund              Selling shares
--------------------------------------------------------------------------------
Class S: $2,500 or more to open a new     Some transactions, including most for
account ($1,000 or more for IRAs)         over $100,000, can only be ordered in
                                          writing with a signature guarantee; if
$50 or more for exchanges between         you're in doubt, see page 27
existing accounts
--------------------------------------------------------------------------------
By phone or wire

o Call 1-800-728-3337 for instructions    o Call 1-800-728-3337 for instructions
--------------------------------------------------------------------------------
Using SAIL(TM)

o Call 1-800-343-2890 for instructions    o Call 1-800-343-2890 for instructions
--------------------------------------------------------------------------------
By mail or express mail
(see previous page)

Your instructions should include:         Your instructions should include:

o the fund, class and account number      o the fund, class and account number
  you're exchanging out of                  from which you want to sell shares

o the dollar amount or number of shares   o the dollar amount or number of
  you want to exchange                      shares you want to sell

o the name and class of the fund you      o your name(s), signature(s) and
  want to exchange into                     address, as they appear on your
                                            account
o your name(s), signature(s) and
  address, as they appear on your account o a daytime telephone number

o a daytime telephone number
--------------------------------------------------------------------------------
With an automatic withdrawal plan

Not available                             o To set up regular cash payments
                                            from a DWS fund account, call
                                            1-800-728-3337
--------------------------------------------------------------------------------
Using QuickSell

Not available                             o Call 1-800-728-3337 for instructions
--------------------------------------------------------------------------------
On the Internet

o Register at www.dws-scudder.com         o Register at www.dws-scudder.com

o Follow the instructions for making      o Follow the instructions for making
  on-line exchanges                         on-line redemptions
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

 To reach us:   Web site: www.dws-scudder.com

                Telephone representative: 1-800-728-3337, M-F, 9 a.m. - 6 p.m.
                EST

                TDD line: 1-800-972-3006, M-F, 9 a.m. - 6 p.m. EST

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through financial advisors.

If you are investing through a financial advisor or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial advisors or other intermediaries may adopt policies, procedures or limitations that are separate from those described by the fund. Please note that a financial advisor may charge fees separate from those charged by the fund.

Keep in mind that the information in this prospectus applies only to the fund's Class S shares. The fund has other share classes, which are described in separate prospectuses and have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-728-3337.

Policies about transactions

The fund is open for business each day the New York Stock Exchange is open. The fund calculates its share price for each class every business day, as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). You can place an order to buy or sell shares at any time.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Questions? You can speak to a DWS Scudder representative between 9 a.m. and 6 p.m. Eastern time on any fund business day by calling 1-800-728-3337.

We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity, and in some cases the information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.

We will attempt to collect any missing required and requested information by contacting you or your financial advisor. If we are unable to obtain this information within the time frames established by the fund, then we may reject your application and order.

The fund will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in "good order." After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the net asset value per share next calculated (less any applicable sales charges).

If we are unable to verify your identity within time frames established by the fund, after a reasonable effort to do so, you will receive written notification.

The fund generally will not accept new account applications to establish an account with a non-US address (APO/FPO and US territories are acceptable) or for a non-resident alien.

Because orders placed through financial advisors must be forwarded to the transfer agent before they can be processed, you'll need to allow extra time. A representative of your financial advisor should be able to tell you approximately when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

The DWS Scudder Web site can be a valuable resource for shareholders with Internet access. To get up-to-date information, review balances or even place orders for exchanges, go to uwww.dws- scudder.com.

Market Timing Policies and Procedures. Short-term and excessive trading of fund shares may present risks to the fund's long-term shareholders, including potential dilution in the value of fund shares, interference with the efficient management of the fund's portfolio (including losses on the sale of investments), taxable gains to remaining shareholders and increased brokerage and administrative costs. These risks may be more pronounced for funds investing in certain securities such as those that trade in foreign markets, are illiquid or do not otherwise have "readily available market quotations." Certain investors may seek to employ short-term trading strategies aimed at exploiting variations in portfolio valuation that arise from the nature of the securities held by the fund (e.g., "time zone arbitrage").

The fund discourages short-term and excessive trading. The fund will take steps to detect and deter short-term and excessive trading pursuant to the fund's policies as described in this prospectus and approved by the Board. The fund generally defines short-term trading as purchase and redemption activity, including exchanges, that occurs within the time period for imposition of redemption fees. The fund may also take trading activity that occurs over longer periods into account if the fund reasonably believes such activity is of an amount or frequency that may be harmful to long-term shareholders or disruptive to portfolio management.

The fund's policies include:

o a 2% redemption fee on fund shares held for less than a specified holding period (subject to certain exceptions discussed below under "Redemption fees");

o the fund reserves the right to reject or cancel a purchase or exchange order for any reason when, in the opinion of the advisor, there appears to be a pattern of short-term or excessive trading activity by a shareholder or any other trading activity deemed harmful or disruptive to the fund; and

o the fund has adopted certain fair valuation practices reasonably designed to protect the fund from "time zone arbitrage" with respect to its foreign securities holdings and other trading practices that seek to exploit variations in portfolio valuation that arise from the nature of the securities held by the fund. (See "How the fund calculates share price.")

When a pattern of short-term or excessive trading activity or other trading activity deemed harmful or disruptive to the fund by an investor is detected, the advisor may determine to prohibit that investor from future purchases in the fund or to limit or terminate the investor's exchange privilege. The detection of these patterns and the banning of further trading are inherently subjective and therefore involve some selectivity in their application. The advisor seeks to make such determinations in a manner consistent with the interests of the fund's long-term shareholders.

There is no assurance that these policies and procedures will be effective in limiting short-term and excessive trading in all cases. For example, the advisor may not be able to effectively monitor, detect or limit short-term or excessive trading by underlying shareholders that occurs through omnibus accounts maintained by broker-dealers or other financial intermediaries. Depending on the amount of fund shares held in such omnibus accounts (which may represent most of the fund's shares), short-term and/or excessive trading of fund shares could adversely affect long-term shareholders in the fund. It is important to note that shareholders that invest through omnibus accounts also may be subject to the policies and procedures of their financial intermediaries with respect to short-term and excessive trading in the fund.

The fund's policies and procedures may be modified or terminated at any time.

Redemption fees. The fund imposes a redemption fee of 2% of the total redemption amount (calculated at net asset value) on all fund shares redeemed or exchanged within 30 days of buying them (either by purchase or exchange). The redemption fee is paid directly to the fund, and is designed to encourage long-term investment and to offset transaction and other costs associated with short-term or excessive trading. For purposes of determining whether the redemption fee applies, shares held the longest time will be treated as being redeemed first and shares held the shortest time will be treated as being redeemed last.

The redemption fee is applicable to fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. These purchase and sale transactions are generally netted against one another and placed on an aggregate basis; consequently the identities of the individuals on whose behalf the transactions are placed generally are not known to the fund. For this reason, the fund has undertaken to notify financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to the fund. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the fund's. Subject to approval by DeAM or the fund's Board, intermediaries who transact business on an omnibus basis may implement the redemption fees according to their own operational guidelines (which may be different than the fund's policies) and remit the fees to the fund. In addition, certain intermediaries that do not currently have the capacity to collect redemption fees at an account level may be granted a temporary waiver from the fund's policies until such time as they can develop and implement a system to collect the redemption fees.

The redemption fee will not be charged in connection with the following exchange or redemption transactions: (i) transactions on behalf of participants in certain research wrap programs; (ii) transactions on behalf of participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (iii) transactions on behalf of a shareholder to return any excess IRA contributions to the shareholder; (iv) transactions on behalf of a shareholder to effect a required minimum distribution on an IRA; (v) transactions on behalf of any mutual fund advised by the advisor and its affiliates (e.g., "funds of funds") or, in the case of a master/feeder relationship, redemptions by the feeder fund from the master portfolio; (vi) transactions following death or disability of any registered shareholder, beneficial owner or grantor of a living trust with respect to shares purchased before death or disability; (vii) transactions involving hardship of any registered shareholder; (viii) systematic transactions with predefined trade dates for purchases, exchanges or redemptions, such as automatic account rebalancing, or loan origination and repayments; (ix) transactions involving shares purchased through the reinvestment of dividends or other distributions;
(x) transactions involving shares transferred from another account in the same fund or converted from another class of the same fund (e.g., shares converting from Class B to Class A) (the redemption fee period will carry over to the acquired shares); (xi) transactions initiated by a fund or administrator (e.g., redemptions for not meeting account minimums, to pay account fees funded by share redemptions, or in the event of the liquidation or merger of a fund); or
(xii) transactions in cases when there are legal or contractual limitations or restrictions on the imposition of the redemption fee (as determined by the fund or its agents in their sole discretion).

The fund expects that the waiver for certain group retirement plans and financial intermediaries will be eliminated over time as their respective operating systems are improved. Until such time that these operating systems are improved, the fund's advisor will attempt to monitor the trading activity in these accounts and will take appropriate corrective action if it appears that a pattern of short-term or excessive trading or other harmful or disruptive trading by underlying shareholders exists. The fund reserves the right to withdraw waivers, and to modify or terminate these waivers or the redemption fee at any time.

Automated phone information is available 24 hours a day. You can use your automated phone services to get information on DWS funds generally and on accounts held directly at DWS Scudder. If you signed up for telephone services, you can also use this service to make exchanges and sell shares.

--------------------------------------------------------------------------------
Call SAIL(TM), the Shareholder Automated Information Line, at 1-800-343-2890
--------------------------------------------------------------------------------

QuickBuy and QuickSell let you set up a link between a DWS fund account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed and there is a $50 minimum and a $250,000 maximum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call 1-800-728-3337.

Telephone and electronic transactions. Generally, you are automatically entitled to telephone and electronic transaction privileges, but you may elect not to have them when you open your account or by contacting Shareholder
Services at 1-800-728-3337 at a later date.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur as a result. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

The fund accepts payment for shares only in US dollars by check, bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that the fund cannot accept cash, traveler's checks, starter checks, money orders, third party checks, checks drawn on foreign banks, or checks issued by credit card companies or Internet-based companies.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are generally completed within 24 hours. The fund can only send wires of $1,000 or more and accept wires of $50 or more.

We do not issue share certificates.

When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. However, if you want money wired to a bank account that is already on file with us, you don't need a signature guarantee. Also, you don't generally need a signature guarantee for an exchange, although we may require one in certain other circumstances.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or Internet, you can always send us your order in writing.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor institution, generally including commercial banks, savings and loan, trust companies, credit unions, member firms of a national stock exchange, or any member or participant of an approved signature guarantor program. Note that you can't get a signature guarantee from a notary public and we must be provided the original guarantee.

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please call 1-800-728-3337 or contact your financial advisor for more information.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

You may obtain additional information about other ways to sell your shares by contacting your financial advisor.

How the fund calculates share price

To calculate net asset value per share, or NAV, each share class uses the following equation:

                  TOTAL ASSETS - TOTAL LIABILITIES
            --------------------------------------------  = NAV
                 TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you buy and sell shares is the NAV.

The fund charges a short-term redemption fee equal to 2.00% of the value of shares redeemed or exchanged within 30 days of purchase. Please see "Policies about transactions -- Redemption fees" for further information.

We typically value securities using information furnished by an independent pricing service or market quotations, where appropriate. However, we may use methods approved by the fund's Board, such as a fair valuation model, which are intended to reflect fair value when pricing service information or market quotations are not readily available or when a security's value or a meaningful portion of the value of the fund's portfolio is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred between the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) and the close of the New York Stock Exchange. In such a case, the fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. It is expected that the greater the percentage of fund assets that is invested in non-US securities, the more extensive will be the fund's use of fair value pricing. This is intended to reduce the fund's exposure to "time zone arbitrage" and other harmful trading practices. (See "Market Timing Policies and Procedures.")

To the extent that the fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days or at times when the fund doesn't price its shares.

Other rights we reserve

You should be aware that we may do any of the following:

o  withdraw or suspend the offering of shares at any time

o withhold a portion of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o reject a new account application if you don't provide any required or requested identifying information, or for any other reasons

o refuse, cancel or rescind any purchase or exchange order; freeze any account (meaning you will not be able to purchase fund shares in your account); suspend account services; and/or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in the fund's best interest or when the fund is requested or compelled to do so by governmental authority or by applicable law

o close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account (less any applicable sales charges or redemption fees); you may be subject to gain or loss on the redemption of your fund shares and you may incur tax liability

o close your account and send you the proceeds if your balance falls below $2,500 ($1,000 with an Automatic Investment Plan funded with $50 or more per month in subsequent investments); we will give you 60 days' notice (90 days for retirement accounts) so you can either increase your balance or close your account (these policies don't apply to investors with $100,000 or more in DWS fund shares, or in any case where a fall in share price created the low balance)

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; the fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a fund's net assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege or adjust the fund's investment minimums at any time)

o suspend or postpone redemptions as permitted pursuant to Section 22(e) of the Investment Company Act of 1940. Generally, those circumstances are when: 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) trading on the New York Stock Exchange is restricted; 3) an emergency exists which makes the disposal of securities owned by the fund or the fair determination of the value of the fund's net assets not reasonably practicable; or 4) the SEC, by order, permits the suspension of the right of redemption. Redemption payments by wire may also be delayed in the event of a nonroutine closure of the Federal Reserve wire payment system.

Understanding Distributions and Taxes

The fund intends to distribute to shareholders virtually all of its net earnings. The fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (The fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) The fund may not always pay a dividend or distribution for a given period.

The fund intends to pay dividends and distributions to its shareholders annually in December and, if necessary, may do so at other times as well.

For federal income tax purposes, income and capital gains distributions are generally taxable. However, distributions by the fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Similarly, there will be no tax consequences when a qualified retirement plan buys or sells fund shares.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested without applicable sales charges. Dividends and distributions are taxable whether you receive them in cash or reinvest them in additional shares. For retirement plans, reinvestment (at NAV) is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sale of shares may result in a capital gain or loss for you. The gain or loss will be long-term or short-term depending on how long you owned the shares that were sold. For federal income tax purposes, an exchange is treated the same as a sale.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

The tax status of the fund's earnings you receive and your own fund transactions generally depends on their type:

--------------------------------------------------------------------
Generally taxed at long-term       Generally taxed at ordinary
capital gain rates:                income rates:
--------------------------------------------------------------------
Taxable distributions from the
fund

o gains from the sale of           o gains from the sale of
  securities held by the fund for    securities held by the fund
  more than one year                 for one year or less

o qualified dividend income        o all other taxable income
--------------------------------------------------------------------
Transactions involving fund shares

o gains from selling fund shares   o gains from selling fund
  held for more than one year        shares held for one year or
                                     less
--------------------------------------------------------------------

Any investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the fund's yield on those securities would generally be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by the fund. In addition, any investments in foreign securities or foreign currencies may increase or accelerate the fund's recognition of ordinary income and may affect the timing or amount of the fund's distributions.

For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the fund as derived from qualified dividend income are eligible for taxation in the hands of individuals at long-term capital gain rates. Qualified dividend income generally includes dividends from domestic and some foreign corporations. In addition, the fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the fund's shares for the lower tax rates to apply.

For taxable years beginning on or before December 31, 2008, the maximum long-term capital gain rate applicable to individuals has been reduced to 15%. For more information, see the Statement of Additional Information, under "Taxes."

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before a fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

Corporations may be able to take a dividends-received deduction for a portion of income dividends they receive from the fund.

The above discussion is applicable to shareholders who are US persons. If you are a non-US person, please consult your own tax adviser with respect to the tax consequences to you of an investment in the fund.

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

To Get More Information

Shareholder reports -- These include commentary from the fund's management team about recent market conditions and the effects of the fund's strategies on its performance. They also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the fund, call 1-800-728-3337 or contact DWS Scudder at the address listed below. The fund's SAI and shareholder report are also available through the DWS Scudder Web site at www.dws-scudder.com. These documents and other information about the fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-942-8090.


DWS Scudder                  SEC                        Distributor
-------------------------------------------------------------------------------------
PO Box 219669                Public Reference Section   DWS Scudder Distributors, Inc.
Kansas City, MO 64121-9669   Washington, D.C.           222 South Riverside Plaza
www.dws-scudder.com          20549-0102                 Chicago, IL 60606-5808
1-800-728-3337               www.sec.gov                1-800-621-1148
                             1-202-942-8090



SEC File Number:

DWS Micro Cap Fund                 811-08006






                                                                       [Logo]DWS
                                                                         SCUDDER
                                                             Deutsche Bank Group

                               FEBRUARY 1, 2006




                                  PROSPECTUS

                                ----------------

                               INVESTMENT CLASS


--------------------------------------------------------------------------------



                              DWS Micro Cap Fund
                      (formerly Scudder Micro Cap Fund)





As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.



                            ONE GLOBAL FORCE. ONE FOCUS. YOU. [DWS SCUDDER Logo]
                                                             Deutsche Bank Group

Contents
--------------------------------------------------------------------------------

     How the Fund Works                      How to Invest in the Fund

       4  The Fund's Main Investment          19  Buying and Selling Investment
          Strategy                                Class Shares

       6  The Main Risks of Investing in      20  Policies You Should Know
          the Fund                                About

       9  The Fund's Performance              32  Understanding Distributions
          History                                 and Taxes

      11  How Much Investors Pay

      12  Other Policies and Secondary
          Risks

      13   Who Manages and Oversees
          the Fund

      17  Financial Highlights

How the Fund Works

On the next few pages, you'll find information about the fund's investment goal, the main strategies it uses to pursue that goal and the main risks that could affect performance.

Whether you are considering investing in the fund or are already a shareholder, you'll want to look this information over carefully. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

--------------------------------------------------------------------------------
                                                                Investment Class

                                              ticker symbol     MMFSX

                                                fund number     809

  DWS Micro Cap Fund
  (formerly Scudder Micro Cap Fund)
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy The fund seeks capital appreciation.

Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in stocks and other securities with equity characteristics of US micro capitalization companies. For the purposes of this 80% limitation, the micro capitalization equity universe is defined as the bottom 5% of the total domestic equity market capitalization (at the time of initial investment) using a minimum market capitalization of $10 million. The fund may invest up to 20% of its total assets in the securities of foreign companies that would be considered to be in the bottom 5% in terms of market capitalization in the US equity market (subject to a $10 million market capitalization minimum).

The fund invests primarily in equity securities of US micro capitalization growth-oriented companies. The managers focus on individual security selection rather than industry selection. The managers use an active process which combines financial analysis with company visits to evaluate management and strategies. Each manager has specific sector responsibilities with investment discretion over securities within their sectors.



--------------------------------------------------------------------------------

OTHER INVESTMENTS The fund is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). In particular, the fund may use futures, options and covered call options. The fund may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to help meet shareholder redemptions or other needs while maintaining exposure to the market (see "Secondary risks" for more information).

Company research lies at the heart of our investment process. The managers use a "bottom-up" approach to picking securities. This approach focuses on individual stock selection rather than industry selection.

o The managers focus on undervalued stocks with fast-growing earnings and superior near-to-intermediate term performance potential.

o The managers emphasize individual selection of smaller stocks across all economic sectors, early in their growth cycles and with the potential to be the blue chips of the future.

o The managers generally seek companies with a leading or dominant position in their niche markets, a high rate of return on invested capital and the ability to finance a major part of future growth from internal sources.

The fund follows a disciplined selling process in order to lessen risk. A security may be sold if one or more of the following conditions are met:

o    the stock price reaches a portfolio manager's expectations;

o    there is a material change in the company's fundamentals;

o    the managers believe other investments offer better opportunities; or

o the market capitalization of a stock distorts the weighted average market capitalization of the fund.

The fund may invest up to 20% of its assets in high quality debt instruments and money market instruments with remaining maturities of one year or less, including repurchase agreements. The fund may invest up to 5% of its net assets in non-convertible bonds and preferred stocks that the managers believe to be of high quality.

Securities Lending. The fund may lend its investment securities in an amount up to 33(1)/3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the micro capitalization portion of the US stock market. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, and the fund may not be able to get an attractive price for them.

Security Selection Risk. A risk that pervades all investing is the risk that the securities in the fund's portfolio will decline in value.

Micro Capitalization Company Risk. The fund's investments in micro capitalization companies will be more susceptible to share price fluctuations since micro capitalization company stocks tend to experience steeper fluctuations in price -- down as well as up -- than the stocks of larger companies. A shortage of reliable information -- the same information gap that creates opportunity in micro company investing -- can also pose added risk. Industry-wide reversals may have a greater impact on micro capitalization companies, since they lack a large company's financial resources. Micro capitalization companies may have limited product lines and markets. They may also have shorter operating histories and more volatile businesses and may be more dependent on key personnel. Finally, micro capitalization company stocks are typically less liquid than large company stocks. Particularly when they are performing poorly, a micro capitalization company's shares may be more difficult to sell.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for investors with long-term goals who can tolerate capital fluctuation in pursuit of capital appreciation.

Foreign Investment Risk. Foreign investments involve certain special risks, including:

o Political Risk. Some foreign governments have limited the outflow of profits to investors abroad, imposed restrictions on the exchange or export of foreign currency, extended diplomatic disputes to include trade and financial relations, seized foreign investment and imposed high taxes.

o Information Risk. Companies based in foreign markets are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the US. Therefore, their financial reports may present an incomplete, untimely or misleading picture of a foreign company, as compared to the financial reports of US companies.

o Liquidity Risk. Investments that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active investments. This liquidity risk is a factor of the trading volume of a particular investment, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than the US market. This can make buying and selling certain investments more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of securities. In certain situations, it may become virtually impossible to sell an investment in an orderly fashion at a price that approaches the manager's estimate of its value. For the same reason, it may at times be difficult to value the fund's foreign investments.

o Regulatory Risk. There is generally less government regulation of foreign markets, companies and securities dealers than in the US.

o Currency Risk. The fund invests in securities denominated in foreign currencies. This creates the possibility that changes in exchange rates between foreign currencies and the US dollar will affect the US dollar value of foreign securities or the income or gain received on these securities.

o Limited Legal Recourse Risk. Legal remedies for investors may be more limited than the remedies available in the US.

o Trading Practice Risk. Brokerage commissions and other fees are generally higher for foreign investments than for US investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

o Taxes. Foreign withholding and certain other taxes may reduce the amount of income available to distribute to shareholders of the fund. In addition, special US tax considerations may apply to the fund's foreign investments.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the fund has valued its securities too highly, you may end up paying too much for fund shares when you buy into the fund. If the fund underestimates the prices of its securities, you may not receive the full market value for your fund shares when you sell.

Securities Lending Risk. Any loss in the market price of securities loaned by the fund that occurs during the term of the loan would be borne by the fund and would adversely affect the fund's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the fund's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

Another factor that could affect performance:

o derivatives could produce disproportionate losses (see "Secondary risks" for more information)

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the performance for the fund's Investment Class shares has varied from year to year, which may give some idea of risk. The table shows how fund performance compares with that of a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DWS Micro Cap Fund

Annual Total Returns (%) as of 12/31 each year -- Investment Class

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1998        1.11
1999       76.99
2000        2.92
2001       15.15
2002      -27.29
2003       40.79
2004       12.67
2005        7.89


For the periods included in the bar chart:
Best Quarter: 29.56%, Q4 1999           Worst Quarter: -24.16%, Q3 1998

Average Annual Total Returns (%) as of 12/31/2005

--------------------------------------------------------------------------------
                                                                        Since
                                           1 Year        5 Years     Inception*
--------------------------------------------------------------------------------
Investment Class
--------------------------------------------------------------------------------
Return before Taxes                         7.89           7.46         12.34
--------------------------------------------------------------------------------
Return after Taxes on Distributions         5.41           6.61         10.79
--------------------------------------------------------------------------------
Return after Taxes on Distributions
and Sale of Fund Shares                     9.21           6.47         10.28
--------------------------------------------------------------------------------
Index (reflects no deductions for
fees, expenses or taxes)                    4.15           2.28          2.68
--------------------------------------------------------------------------------

Index: Russell 2000 Growth Index is an unmanaged capitalization-weighted measure of 2,000 of the smallest capitalized US companies with a greater-than-average growth orientation and whose common stocks trade on the NYSE, AMEX and Nasdaq.*

* The class commenced operations on August 21, 1997. Index comparison begins on August 30, 1997.

Total returns from inception through 2005 would have been lower if operating expenses hadn't been reduced.

--------------------------------------------------------------------------------

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or
(800) 621-1048 or visit our Web site at www.dws-scudder.com.



--------------------------------------------------------------------------------

The Return after Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The number only represents the fund's taxable distributions, not a shareholder's gain or loss from selling fund shares.

The Return after Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The number reflects both the fund's taxable distributions and a shareholder's gain or loss from selling fund shares.

How Much Investors Pay

The table below describes the fees and expenses that you may pay if you buy and hold Investment Class shares of the fund.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------

Redemption/Exchange fee on shares owned less than                 2.00%
30 days (as % of redemption proceeds)(1)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                                    1.50%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                  None
--------------------------------------------------------------------------------

Other Expenses(2),(3)                                             0.63
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                   2.13
--------------------------------------------------------------------------------
Less Expense Waiver/Reimbursement(4)                              0.35
--------------------------------------------------------------------------------

Net Annual Operating Expenses(4)                                  1.78
--------------------------------------------------------------------------------

(1) This fee is charged on applicable redemptions or exchanges. Please see "Policies about transactions" for further information.

(2) Restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006.

(3)  Includes a shareholder servicing fee of up to 0.25%.

(4) Through January 31, 2007, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at a ratio no higher than 1.740% for Investment Class shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, and organization and offering expenses.

Based on the costs above (including one year of capped expenses in each period), this example helps you compare the expenses of Investment Class shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                   1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------

Investment Class           $181           $633          $1,112         $2,435

--------------------------------------------------------------------------------

Other Policies and Secondary Risks

While the sections on the previous pages describe the main points of the fund's strategy and risks, there are a few other issues to know about.

Other policies

o Although major changes tend to be infrequent, the fund's Board could change the fund's investment goal without seeking shareholder approval. In addition, the Board will provide shareholders with at least 60 days' notice prior to making any changes to the 80% investment policy of the fund, as described herein.

o As a temporary defensive measure, the fund could shift up to 100% of assets into investments such as money market investments or other short-term bonds that offer comparable safety, or cash. This could prevent losses, but, while engaged in a temporary defensive position, a fund may not achieve its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions.

o The fund's equity investments are mainly common stocks, but may also include other types of equities such as preferred or convertible securities.

o The fund may trade securities actively. This could raise transaction costs (thus lowering return) and could result in higher taxable distributions.

Secondary risks

Derivatives Risk. Although not one of its principal investment strategies, the fund may invest in certain types of derivatives. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency for which it is acting as a substitute; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; and the risk that the derivatives transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses that it could have if it had not entered into these transactions. There is no guarantee that these derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the fund.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the fund.

If you want more information on the fund's allowable securities and investment practices and the characteristics and risks, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

The fund's complete portfolio holdings as of the end of each calendar month are posted on www.dws-scudder.com ordinarily on the 15th day of the following calendar month, or the first business day thereafter. This posted information generally remains accessible at least until the fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the www.dws-scudder.com information is current (expected to be at least three months). The fund's Statement of Additional Information includes a description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings.


Who Manages and Oversees the Fund

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc. ("DeAM, Inc." or the "advisor"), Deutsche Bank Trust Company Americas and DWS Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeAM, Inc. is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The investment advisor

DeAM, Inc. is the investment advisor for the fund. Under the supervision of the fund's Board of Trustees, DeAM, Inc., with headquarters at 345 Park Avenue, New York, NY 10154, makes the fund's investment decisions, buys and sells securities for the fund and conducts the research that leads to these purchase and sale decisions. DeAM, Inc. provides a full range of global investment advisory services to institutional and retail clients. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

The advisor receives a management fee from the fund. Below is the actual rate paid by the fund net of fee waivers for the most recent fiscal year, as a percentage of the fund's average daily net assets:

---------------------------------------------------------------------
Fund Name                                              Fee Paid
---------------------------------------------------------------------
DWS Micro Cap Fund                                     1.18%
---------------------------------------------------------------------

The fund's shareholder report for the year ended September 30, 2005 contains a discussion regarding the basis for the Board of Trustees' approval of the Fund's investment management agreement (see "Shareholder reports" on the back cover).

The portfolio managers

The fund is managed by a team of investment professionals who each play an important role in the fund's management process. This team works for the advisor or its affiliates and is supported by a large staff of economists, research analysts, traders and other investment specialists. The advisor or its affiliates believe(s) its team approach benefits fund investors by bringing together many disciplines and leveraging its extensive resources.

The fund is managed by a team of investment professionals who collaborate to develop and implement the fund's investment strategy. Each portfolio manager on the team has authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings.

Samuel A. Dedio                    Robert S. Janis
Managing Director of Deutsche      Managing Director of Deutsche
Asset Management and Co-Lead       Asset Management and Co-Lead
Portfolio Manager of the fund.     Portfolio Manager of the fund.
o   Joined Deutsche Asset          o   Joined Deutsche Asset
    Management in 1999 after           Management and the fund in
    eight years of experience,         2004.
    formerly serving as analyst    o   Previously served as
    at Ernst & Young LLP,              portfolio manager for 10
    Evergreen Asset Management         years at Credit Suisse Asset
    and Standard & Poor's Corp.        Management (or at its
o   Over 14 years of investment        predecessor, Warburg Pincus
    industry experience.               Asset Management).
o   BA, William Patterson          o   Over 20 years of investment
    University; MS, American           industry experience.
    University, Kogod School of    o   BA, University of
    Business.                          Pennsylvania; MBA,
o   Joined the fund in 2002.           University of Pennsylvania,
                                       Wharton School.

The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

Regulatory and litigation matters

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments (now known as DWS Scudder). The funds' advisors have been cooperating in connection with these inquiries and are in discussions with these regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industrywide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries or lawsuits will be or what the effect, if any, would be on the funds or their advisors. Based on currently available information, including the proposed settlements with regulators, however, the funds' investment advisors believe the likelihood that the pending lawsuits and any regulatory settlements will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Financial Highlights

This table is designed to help you understand the fund's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose reports, along with the fund's financial statements, are included in that fund's annual report (see "Shareholder reports" on the back cover).

DWS Micro Cap Fund -- Investment Class

 Years Ended September 30,                 2005     2004    2003    2002    2001
----------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------
Net asset value, beginning of period     $20.97   $18.67  $14.06   $17.05 $24.36
----------------------------------------------------------------------------------
Income (loss) from investment operation:
  Net investment income (loss)          (.32)(a) (.31)(a) (.17)(a) (.18)(a) (.15)
----------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investment transactions        3.94     2.61    4.78   (2.81) (5.33)
----------------------------------------------------------------------------------
  Total from investment operations         3.62     2.30    4.61   (2.99) (5.48)
----------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on investment
  transactions                           (2.15)      --       --     --   (1.83)
----------------------------------------------------------------------------------
Redemption fees                            .00*      --       --     --     --
----------------------------------------------------------------------------------
Net asset value, end of period           $22.44   $20.97  $18.67   $14.06 $17.05
----------------------------------------------------------------------------------
Total Return (%)(b)                       17.89    12.37   32.79   (17.54)(22.71)
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period ($ millions)       18       19      18       12      7
----------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                             2.20     2.15    2.16     2.21   2.23
----------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                             1.74     1.74    1.74     1.74   1.74
----------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)(1.52)   (1.47)  (1.09)   (1.02) (1.03)
----------------------------------------------------------------------------------
Portfolio turnover rate (%)                 108       99      74       66     79
----------------------------------------------------------------------------------

(a)  Based on average shares outstanding during the period.

(b)  Total return would have been lower had certain expenses not been reduced.

*    Amount is less than $.005.

How to Invest in the Fund

The following pages tell you how to invest in the fund and what to expect as a shareholder. If you're investing directly with DWS Scudder, all of this information applies to you.

If you're investing through a "third party provider" -- for example, a workplace retirement plan, financial supermarket or financial advisor -- your provider may have its own policies or instructions, and you should follow those.

These instructions are for buying and selling Investment Class shares.

Buying and Selling Investment Class Shares

You may only buy Investment Class shares if you have a shareholder account set up with a financial advisor. Financial advisors include brokers or any other bank, dealer or other institution that has a sub-shareholder servicing agreement with the funds. Financial advisors may charge additional fees to investors for those services not otherwise included in their subdistribution or servicing agreement, such as cash management or special trust or retirement investment reporting.

Contact your financial advisor for details on how to enter and pay for your order. The fund's advisor, administrator or their affiliates may provide compensation to your financial advisor for distribution, administrative and promotional services.

Investment minimums

----------------------------------------------------------------------
Initial investment                                        $1,000
----------------------------------------------------------------------
Subsequent investment                                        $50
----------------------------------------------------------------------
IRA account                                                 $500
  Initial investment
----------------------------------------------------------------------
  Subsequent investment                                      $50
----------------------------------------------------------------------
Automatic investment plan                           $50/$250,000
(minimum/maximum)
----------------------------------------------------------------------
Minimum account balance                                   $1,000
----------------------------------------------------------------------

The fund and their service providers reserve the right to waive or modify the investment minimums from time to time at their discretion.

Service plan

DWS Micro Cap Fund has adopted a service plan for its Investment Class shares. Under the plan, the fund pays service fees at an aggregate annual rate of up to 0.25% of the fund's average daily net assets for its Investment Class shares. The fees are compensation to financial advisors for providing personal services and/or account maintenance services to their customers. In the event that your service plan is terminated, your shares will be converted to Institutional Class shares of the fund.

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on distributions and taxes, applies to all investors, including those investing through financial advisors.

If you are investing through a financial advisor or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial advisors or other intermediaries may adopt policies, procedures or limitations that are separate from those described by the fund. Please note that a financial advisor may charge fees separate from those charged by the fund.

Keep in mind that the information in this prospectus applies only to the fund's Investment Class shares. The fund has other share classes, which are described in separate prospectuses and have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial advisor or call (800) 621-1048.

Policies about transactions

The fund is open for business each day the New York Stock Exchange is open. The fund calculates its share price every business day, as of the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). You can place an order to buy or sell shares at any time.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.

We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity, and in some cases the information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.

We will attempt to collect any missing required and requested information by contacting you or your financial intermediary. If we are unable to obtain this information within the time frames established by the fund, then we may reject your application and order.

The fund will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in "good order." After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the net asset value per share next calculated.

If we are unable to verify your identity within time frames established by the fund, after a reasonable effort to do so, you will receive written notification.

The fund generally will not accept new account applications to establish an account with a non-US address (APO/FPO and US territories are acceptable) or for a non-resident alien.

Because orders placed through financial advisors must be forwarded to the transfer agent before they can be processed, you'll need to allow extra time. A representative of your financial advisor should be able to tell you approximately when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.

Market Timing Policies and Procedures. Short-term and excessive trading of fund shares may present risks to the fund's long-term shareholders, including potential dilution in the value of fund shares, interference with the efficient management of the fund's portfolio (including losses on the sale of investments), taxable gains to remaining shareholders and increased brokerage and administrative costs. These risks may be more pronounced for funds investing in certain securities such as those that trade in foreign markets, are illiquid or do not otherwise have "readily available market quotations." Certain investors may seek to employ short-term trading strategies aimed at exploiting variations in portfolio valuation that arise from the nature of the securities held by the fund (e.g., "time zone arbitrage").

The fund discourages short-term and excessive trading. The fund will take steps to detect and deter short-term and excessive trading pursuant to the fund's policies as described in this prospectus and approved by the Board. The fund generally defines short-term trading as purchase and redemption activity, including exchanges, that occurs within the time period for imposition of redemption fees. The fund may also take trading activity that occurs over longer periods into account if the fund reasonably believes such activity is of an amount or frequency that may be harmful to long-term shareholders or disruptive to portfolio management.

The fund's policies include:

o a 2% redemption fee on fund shares held for less than a specified holding period (subject to certain exceptions discussed below under "Redemption fees");

o the fund reserves the right to reject or cancel a purchase or exchange order for any reason when, in the opinion of the advisor, there appears to be a pattern of short-term or excessive trading activity by a shareholder or any other trading activity deemed harmful or disruptive to the fund; and

o the fund will continue to use fair value pricing where appropriate under policies approved by the fund's Board. (See "How the fund calculates share price.")

When a pattern of short-term or excessive trading activity or other trading activity deemed harmful or disruptive to the fund by an investor is detected, the advisor may determine to prohibit that investor from future purchases in the fund or to limit or terminate the investor's exchange privilege. The detection of these patterns and the banning of further trading are inherently subjective and therefore involve some selectivity in their application. The advisor seeks to make such determinations in a manner consistent with the interests of the fund's long-term shareholders.

There is no assurance that these policies and procedures will be effective in limiting short-term and excessive trading in all cases. For example, the advisor may not be able to effectively monitor, detect or limit short-term or excessive trading by underlying shareholders that occurs through omnibus accounts maintained by broker-dealers or other financial intermediaries. Depending on the amount of fund shares held in such omnibus accounts (which may represent most of the fund's shares), short-term and/or excessive trading of fund shares could adversely affect long-term shareholders in the fund. It is important to note that shareholders that invest through omnibus accounts also may be subject to the policies and procedures of their financial intermediaries with respect to short-term and excessive trading in the fund.

The fund's policies and procedures may be modified or terminated at any time.

Redemption fees. The fund imposes a redemption fee of 2% of the total redemption amount (calculated at net asset value) on all fund shares redeemed or exchanged within 30 days of buying them (either by purchase or exchange). The redemption fee is paid directly to the fund, and is designed to encourage long-term investment and to offset transaction and other costs associated with short-term or excessive trading. For purposes of determining whether the redemption fee applies, shares held the longest time will be treated as being redeemed first and shares held the shortest time will be treated as being redeemed last.

The redemption fee is applicable to fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. These purchase and sale transactions are generally netted against one another and placed on an aggregate basis; consequently the identities of the individuals on whose behalf the transactions are placed generally are not known to the fund. For this reason, the fund has undertaken to notify financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to the fund. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the fund's. Subject to approval by DeAM or the fund's Board, intermediaries who transact business on an omnibus basis may implement the redemption fees according to their own operational guidelines (which may be different than the fund's policies) and remit the fees to the fund. In addition, certain intermediaries that do not currently have the capacity to collect redemption fees at an account level may be granted a temporary waiver from the fund's policies until such time as they can develop and implement a system to collect the redemption fees.

The redemption fee will not be charged in connection with the following exchange or redemption transactions: (i) transactions on behalf of participants in certain research wrap programs; (ii) transactions on behalf of participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (iii) transactions on behalf of a shareholder to return any excess IRA contributions to the shareholder; (iv) transactions on behalf of a shareholder to effect a required minimum distribution on an IRA; (v) transactions on behalf of any mutual fund advised by the fund's investment advisor and its affiliates (e.g., "funds of funds") or, in the case of a master/feeder relationship, redemptions by the feeder fund from the master portfolio; (vi) transactions following death or disability of any registered shareholder, beneficial owner or grantor of a living trust with respect to shares purchased before death or disability; (vii) transactions involving hardship of any registered shareholder; (viii) systematic transactions with pre-defined trade dates for purchases, exchanges or redemptions, such as automatic account rebalancing, or loan origination and repayments; (ix) transactions involving shares purchased through the reinvestment of dividends or other distributions; (x) transactions involving shares transferred from another account in the same fund or converted from another class of the same fund (e.g., shares converting from Class B to Class A) (the redemption fee period will carry over to the acquired shares); (xi) transactions initiated by a fund or administrator (e.g., redemptions for not meeting account minimums, to pay account fees funded by share redemptions, or in the event of the liquidation or merger of a fund); or (xii) transactions in cases when there are legal or contractual limitations or restrictions on the imposition of the redemption fee (as determined by the fund or its agents in their sole discretion).

The fund expects that the waiver for certain group retirement plans and financial intermediaries will be eliminated over time as their respective operating systems are improved. Until such time that these operating systems are improved, the fund's investment advisor will attempt to monitor the trading activity in these accounts and will take appropriate corrective action if it appears that a pattern of short-term or excessive trading or other harmful or disruptive trading by underlying shareholders exists. The fund reserves the right to withdraw waivers, and to modify or terminate these waivers or the redemption fee at any time.

InvestorACCESS, the automated information line, is available 24 hours a day by calling (800) 972-3060. You can use InvestorACCESS to get information on DWS funds generally and on accounts held directly at DWS Scudder. You can also use it to make exchanges and sell shares.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

The DWS Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.dws-scudder.com to get up-to-date information, review balances or even place orders for exchanges.

QuickBuy and QuickSell let you set up a link between a DWS fund account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed and there is a $50 minimum and a $250,000 maximum. To set up QuickBuy/QuickSell on a new account, see the account application; to add it to an existing account, call
(800) 621-1048.

Telephone and electronic transactions. Generally, you are automatically entitled to telephone and electronic transaction privileges, but you may elect not to have them when you open your account or by contacting Shareholder Services at
(800) 621-1048 at a later date.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur as a result. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

The fund accepts payment for shares only in US dollars by check, bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that the fund cannot accept cash, traveler's checks, money orders, starter checks, third party checks, checks drawn on foreign banks, or checks issued by credit card companies or Internet-based companies.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or Internet, you can always send us your order in writing.

If you pay for shares by check and the check fails to clear, or if you order shares by phone and fail to pay for them by 4:00 p.m. (Eastern time) the next business day, we have the right to cancel your order, hold you liable or charge you or your account for any losses or fees the fund or its agents have incurred. To sell shares, you must state whether you would like to receive the proceeds by wire or check.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are generally completed within 24 hours. The fund can only send wires of $1,000 or more and accept wires of $50 or more.

We do not issue share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power when exchanging or redeeming shares. You may not exchange or redeem shares in certificate form by telephone or via the Internet.

When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. However, if you want money wired to a bank account that is already on file with us, you don't need a signature guarantee. Also, you don't generally need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor institution, generally including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange, or any member or participant of an approved signature guarantor program. Note that you can't get a signature guarantee from a notary public and we must be provided the original guarantee.

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial advisor or Shareholder Services for more information.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

You may obtain additional information about other ways to sell your shares by contacting your financial advisor.

How the fund calculates share price

To calculate net asset value per share or NAV, the share class uses the following equation:


                  TOTAL ASSETS - TOTAL LIABILITIES
                 -----------------------------------   = NAV
                 TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you buy and sell shares is the NAV.

The fund charges a short-term redemption fee equal to 2.00% of the value of shares redeemed or exchanged within 30 days of purchase. Please see "Policies about transactions -- Redemption fees" for further information.

We typically value securities using information furnished by an independent pricing service or market quotations, where appropriate. However, we may use methods approved by the fund's Board, such as a fair valuation model, which are intended to reflect fair value when pricing service information or market quotations are not readily available or when a security's value or a meaningful portion of the value of the fund's portfolio is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred between the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) and the close of the New York Stock Exchange. In such a case, the fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. It is expected that the greater the percentage of fund assets that is invested in non-US securities, the more extensive will be the fund's use of fair value pricing. This is intended to reduce the fund's exposure to "time zone arbitrage" and other harmful trading practices. (See "Market Timing Policies and Procedures.")

To the extent that the fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days or at times when the fund doesn't price its shares.

Other rights we reserve

You should be aware that we may do any of the following:

o    withdraw or suspend the offering of shares at any time

o withhold a portion of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o reject a new account application if you don't provide any required or requested identifying information, or for any other reasons

o close your account and send you the proceeds if your balance falls below $1,000; we will give you 60 days' notice (90 days for retirement accounts) so you can either increase your balance or close your account (although these policies don't apply to investors with $100,000 or more in DWS fund shares, investors with an Automatic Investment Plan established with $50 or more per month, or in any case where a fall in share price created the low balance)

o refuse, cancel or rescind any purchase or exchange order; freeze any account (meaning you will not be able to purchase fund shares in your account); suspend account services; and/or involuntarily redeem your account if we think the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in a fund's best interest or when the fund is requested or compelled to do so by governmental authority or by applicable law

o close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account (less any applicable redemption fees); you may be subject to gain or loss on the redemption of fund shares and you may incur tax liability

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; the fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the fund's net assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege or adjust the fund's investment minimums at any time)

o suspend or postpone redemptions as permitted pursuant to Section 22(e) of the Investment Company Act of 1940. Generally, those circumstances are when: 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) trading on the New York Stock Exchange is restricted; 3) an emergency exists which makes the disposal of securities owned by the fund or the fair determination of the value of the fund's net assets not reasonably practicable; or 4) the SEC, by order, permits the suspension of the right of redemption. Redemption payments by wire may also be delayed in the event of a nonroutine closure of the Federal Reserve wire payment system.

Understanding Distributions and Taxes

The fund intends to distribute to its shareholders virtually all of its net earnings. The fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (The fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) The fund may not always pay a dividend or distribution for a given period.

The fund intends to pay dividends and distributions to shareholders annually in December, and, if necessary, may do so at other times as well.

For federal income tax purposes, income and capital gains distributions are generally taxable. However, distributions by the fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Similarly, there will be no tax consequences when a qualified retirement plan buys or sells fund shares.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. Dividends and distributions are taxable whether you receive them in cash or reinvest them in additional shares. For retirement plans, reinvestment (at NAV) is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sale of shares may result in a capital gain or loss for you. The gain or loss will be long-term or short-term depending on how long you owned the shares that were sold. For federal income tax purposes, an exchange is treated the same as a sale.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

The tax status of the fund's earnings you receive and your own fund transactions generally depends on their type:

--------------------------------------------------------------------
Generally taxed at long-term       Generally taxed at ordinary
capital gains rates:               income rates:
--------------------------------------------------------------------

Taxable distributions from the
fund

o gains from the sale of           o gains from the sale of
  securities held by the fund for    securities held by the fund
  more than one year                 for one year or less

o qualified dividend income        o all other taxable income

--------------------------------------------------------------------
Transactions involving fund shares

o gains from selling fund shares   o gains from selling fund
  held for more than one year        shares held for one year or
                                     less
--------------------------------------------------------------------

Any investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by the fund. In addition, any investments in foreign securities or foreign currencies may increase or accelerate the fund's recognition of ordinary income and may affect the timing or amount of the fund's distributions.

For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the fund as derived from qualified dividend income are eligible for taxation in the hands of individuals at long-term capital gain rates. Qualified dividend income generally includes dividends from domestic and some foreign corporations. In addition, the fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the fund's shares for the lower tax rates to apply.

For taxable years beginning on or before December 31, 2008, the maximum long-term capital gain rate applicable to individuals has been reduced to 15%. For more information, see the Statement of Additional Information under "Taxes."

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before the fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

Corporations may be able to take a dividends-received deduction for a portion of income dividends they receive from the fund.

The above discussion is applicable to shareholders who are US persons. If you are a non-US person, please consult your own tax advisor with respect to the tax consequences to you of an investment in the fund.

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

To Get More Information

Shareholder reports -- These include commentary from the fund's management team about recent market conditions and the effects of the fund's strategies on its performance. They also have detailed performance figures, a list of everything the fund owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the fund, call (800) 621-1048, or contact DWS Scudder at the address listed below. The fund's SAI and shareholder report are available through the DWS Scudder Web site at www.dws-scudder.com. These documents and other information about the fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.


DWS Scudder                  SEC                      Distributor
--------------------------------------------------------------------------------
222 South Riverside Plaza    Public Reference Section DWS Scudder Distributors,
Chicago, IL 60606-5808       Washington, D.C.         Inc.
www.dws-scudder.com          20549-0102               222 South Riverside Plaza
(800) 621-1048               www.sec.gov              Chicago, IL 60606-5808
                             (202) 942-8090           (800) 621-1148
SEC File Number:

DWS Micro Cap Fund                 811-08006


                                                              [DWS SCUDDER Logo]
                                                             Deutsche Bank Group

                                FEBRUARY 1, 2006








                                   PROSPECTUS

                                ----------------

                               INSTITUTIONAL CLASS



--------------------------------------------------------------------------------

                               DWS Micro Cap Fund
                        (formerly Scudder Micro Cap Fund)





As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

                          ONE GLOBAL FORCE. ONE FOCUS. YOU. [DWS SCUDDER Logo]
                                                           Deutsche Bank Group

Contents

--------------------------------------------------------------------------------

     How the Fund Works                        How to Invest in the Fund

       4  The Fund's Main Investment            19  Buying and Selling
          Strategy                                  Institutional Class Shares

       6  The Main Risks of Investing in        23  Policies You Should Know
          the Fund                                  About

       9  The Fund's Performance                34  Understanding Distributions
          History                                   and Taxes

      11  How Much Investors Pay

      12  Other Policies and Secondary
          Risks

      13  Who Manages and Oversees
          the Fund

      17  Financial Highlights

How the Fund Works

On the next few pages, you'll find information about the fund's investment goal, the main strategies it uses to pursue that goal and the main risks that could affect performance.


Whether you are considering investing in the fund or are already a shareholder, you'll want to look this information over carefully. You may want to keep it on hand for reference as well.


Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

--------------------------------------------------------------------------------
                                                        |   Institutional Class
                                                        |
                                         ticker symbol  |   MGMCX
                                           fund number  |   589

DWS Micro Cap Fund
(formerly Scudder Micro Cap Fund)
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks capital appreciation.

Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in stocks and other securities with equity characteristics of US micro capitalization companies. For the purposes of this 80% limitation, the micro capitalization equity universe is defined as the bottom 5% of the total domestic equity market capitalization (at the time of initial investment) using a minimum market capitalization of $10 million. The fund may invest up to 20% of its total assets in the securities of foreign companies that would be considered to be in the bottom 5% in terms of market capitalization in the US equity market (subject to a $10 million market capitalization minimum).

The fund invests primarily in equity securities of US micro capitalization growth-oriented companies. The managers focus on individual security selection rather than industry selection. The managers use an active process which combines financial analysis with company visits to evaluate management and strategies. Each manager has specific sector responsibilities with investment discretion over securities within their sectors.

--------------------------------------------------------------------------------

OTHER INVESTMENTS The fund is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). In particular, the fund may use futures, options and covered call options. The fund may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to help meet shareholder redemptions or other needs while maintaining exposure to the market (see "Secondary risks" for more information).

Company research lies at the heart of our investment process. The managers use a "bottom-up" approach to picking securities. This approach focuses on individual stock selection rather than industry selection.

o The managers focus on undervalued stocks with fast-growing earnings and superior near-to-intermediate term performance potential.

o The managers emphasize individual selection of smaller stocks across all economic sectors, early in their growth cycles and with the potential to be the blue chips of the future.

o The managers generally seek companies with a leading or dominant position in their niche markets, a high rate of return on invested capital and the ability to finance a major part of future growth from internal sources.

The fund follows a disciplined selling process in order to lessen risk. A security may be sold if one or more of the following conditions are met:

o  the stock price reaches a portfolio manager's expectations;

o  there is a material change in the company's fundamentals;

o  the managers believe other investments offer better opportunities; or

o the market capitalization of a stock distorts the weighted average market capitalization of the fund.

The fund may invest up to 20% of its assets in high quality debt instruments and money market instruments with remaining maturities of one year or less, including repurchase agreements. The fund may invest up to 5% of its net assets in non-convertible bonds and preferred stocks that the managers believe to be of high quality.

Securities Lending. The fund may lend its investment securities in an amount up to 33(1)/3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the micro capitalization portion of the US stock market. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, and the fund may not be able to get an attractive price for them.

Security Selection Risk. A risk that pervades all investing is the risk that the securities in the fund's portfolio will decline in value.

Micro Capitalization Company Risk. The fund's investments in micro capitalization companies will be more susceptible to share price fluctuations since micro capitalization company stocks tend to experience steeper fluctuations in price -- down as well as up -- than the stocks of larger companies. A shortage of reliable information -- the same information gap that creates opportunity in micro company investing -- can also pose added risk. Industrywide reversals may have a greater impact on micro capitalization companies, since they lack a large company's financial resources. Micro capitalization companies may have limited product lines and markets. They may also have shorter operating histories and more volatile businesses and may be more dependent on key personnel. Finally, micro capitalization company stocks are typically less liquid than large company stocks. Particularly when they are performing poorly, a micro capitalization company's shares may be more difficult to sell.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for investors with long-term goals who can tolerate capital fluctuation in pursuit of capital appreciation.

Foreign Investment Risk. Foreign investments involve certain special risks, including:

o Political Risk. Some foreign governments have limited the outflow of profits to investors abroad, imposed restrictions on the exchange or export of foreign currency, extended diplomatic disputes to include trade and financial relations, seized foreign investment and imposed high taxes.

o Information Risk. Companies based in foreign markets are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the US. Therefore, their financial reports may present an incomplete, untimely or misleading picture of a foreign company, as compared to the financial reports of US companies.

o Liquidity Risk. Investments that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active investments. This liquidity risk is a factor of the trading volume of a particular investment, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than the US market. This can make buying and selling certain investments more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of securities. In certain situations, it may become virtually impossible to sell an investment in an orderly fashion at a price that approaches the manager's estimate of its value. For the same reason, it may at times be difficult to value the fund's foreign investments.

o Regulatory Risk. There is generally less government regulation of foreign markets, companies and securities dealers than in the US.

o Currency Risk. The fund invests in securities denominated in foreign currencies. This creates the possibility that changes in exchange rates between foreign currencies and the US dollar will affect the US dollar value of foreign securities or the income or gain received on these securities.

o Limited Legal Recourse Risk. Legal remedies for investors may be more limited than the remedies available in the US.

o Trading Practice Risk. Brokerage commissions and other fees are generally higher for foreign investments than for US investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

o Taxes. Foreign withholding and certain other taxes may reduce the amount of income available to distribute to shareholders of the fund. In addition, special US tax considerations may apply to the fund's foreign investments.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the fund has valued its securities too highly, you may end up paying too much for fund shares when you buy into the fund. If the fund underestimates the prices of its securities, you may not receive the full market value for your fund shares when you sell.

Securities Lending Risk. Any loss in the market price of securities loaned by the fund that occurs during the term of the loan would be borne by the fund and would adversely affect the fund's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the fund's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

Another factor that could affect performance:

o derivatives could produce disproportionate losses (see "Secondary risks" for more information)

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the performance for the fund's Institutional Class shares has varied from year to year, which may give some idea of risk. The table shows how fund performance compares with that of a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

DWS Micro Cap Fund

Annual Total Returns (%) as of 12/31 each year -- Institutional Class

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1997       19.83
1998        1.20
1999       77.53
2000        3.22
2001       15.37
2002      -27.07
2003       41.00
2004       12.96
2005        8.15


For the periods included in the bar chart:

Best Quarter: 29.74%, Q4 1999           Worst Quarter: -24.12%, Q3 1998

Average Annual Total Returns (%) as of 12/31/2005

--------------------------------------------------------------------------------
                                                                       Since
                                         1 Year        5 Years       Inception*
--------------------------------------------------------------------------------
Institutional Class
--------------------------------------------------------------------------------
  Return before Taxes                    8.15            7.70          14.02
--------------------------------------------------------------------------------
  Return after Taxes on                  5.72            6.87          12.58
  Distributions
--------------------------------------------------------------------------------
  Return after Taxes on                  9.29            6.69          11.93
  Distributions and Sale of Fund
  Shares
--------------------------------------------------------------------------------
Index (reflects no deductions for        4.15            2.28           3.98
fees, expenses or taxes)
--------------------------------------------------------------------------------

Index: Russell 2000 Growth Index is an unmanaged capitalization-weighted measure of 2,000 of the smallest capitalized US companies with a greater-than-average growth orientation and whose common stocks trade on the NYSE, AMEX and NASDAQ.

* The class commenced operations on December 18, 1996. Index comparison begins on December 31, 1996.

Total returns from inception through 2005 would have been lower if operating expenses hadn't been reduced.

--------------------------------------------------------------------------------

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or
(800) 621-1048 or visit our Web site at www.dws-scudder.com.



--------------------------------------------------------------------------------

The Return after Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The number only represents the fund's taxable distributions, not a shareholder's gain or loss from selling fund shares.

The Return after Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The number reflects both the fund's taxable distributions and a shareholder's gain or loss from selling fund shares.

How Much Investors Pay
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the fund.


--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Redemption/Exchange fee on shares owned less than                  2.00%
30 days
(as % of redemption proceeds)(1)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                                     1.50%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                   None
--------------------------------------------------------------------------------

Other Expenses(2)                                                  0.43
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                    1.93
--------------------------------------------------------------------------------
Less Expense Waiver/Reimbursement(3)                               0.40
--------------------------------------------------------------------------------

Net Annual Operating Expenses(3)                                   1.53
--------------------------------------------------------------------------------

(1) This fee is charged on applicable redemptions or exchanges. Please see "Policies about transactions" for further information.

(2) Restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006.

(3) Through January 31, 2007, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at a ratio no higher than 1.490% for Institutional Class shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, and organization and offering expenses.

Based on the costs above (including one year of capped expenses in each period), this example helps you compare the expenses of the share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Institutional Class         $156           $567          $1,005        $2,221

--------------------------------------------------------------------------------

Other Policies and Secondary Risks

While the sections on the previous pages describe the main points of the fund's strategy and risks, there are a few other issues to know about.

Other policies

o Although major changes tend to be infrequent, the fund's Board could change the fund's investment goal without seeking shareholder approval. In addition, the Board will provide shareholders with at least 60 days' notice prior to making any changes to the 80% investment policy, as described herein, of the fund.

o As a temporary defensive measure, the fund could shift up to 100% of assets into investments such as money market investments or other short-term bonds that offer comparable safety, or cash. This could prevent losses, but, while engaged in a temporary defensive position, the fund may not achieve its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions.

o The fund's equity investments are mainly common stocks, but may also include other types of equities such as preferred or convertible securities.

o The fund may trade securities actively. This could raise transaction costs (thus lowering return) and could result in higher taxable distributions.

Secondary risks

Derivatives Risk. Although not one of its principal investment strategies, the fund may invest in certain types of derivatives. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency for which it is acting as a substitute; derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; and the risk that the derivatives transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses that it could have if it had not entered into these transactions. There is no guarantee that these derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the fund.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the fund.

If you want more information on the fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

The fund's complete portfolio holdings as of the end of each calendar month are posted on www.dws-scudder.com ordinarily on the 15th day of the following calendar month, or the first business day thereafter. This posted information generally remains accessible at least until the fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the www.dws-scudder.com information is current (expected to be at least three months). The fund's Statement of Additional Information includes a description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings.


Who Manages and Oversees the Fund

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc. ("DeAM, Inc." or the "advisor"), Deutsche Bank Trust Company Americas and DWS Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeAM, Inc. is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The investment advisor

DeAM, Inc. is the investment advisor for the fund. Under the supervision of the fund's Board of Trustees, DeAM, Inc., with headquarters at 345 Park Avenue, New York, NY 10154, makes the fund's investment decisions, buys and sells securities for the fund and conducts the research that leads to these purchase and sale decisions. DeAM, Inc. provides a full range of global investment advisory services to institutional and retail clients. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

The advisor receives a management fee from the fund. Below is the actual rate paid by the fund net of fee waivers for the most recent fiscal year, as a percentage of the fund's average daily net assets:


---------------------------------------------------------------------
Fund Name                                              Fee Paid
---------------------------------------------------------------------
DWS Micro Cap Fund                                     1.18%
---------------------------------------------------------------------

The fund's shareholder report for the year ended September 30, 2005 contains a discussion regarding the basis for the Board of Trustees' approval of the fund's investment management agreement (see "Shareholder reports" on the back cover).

The portfolio managers

The fund is managed by a team of investment professionals who each play an important role in the fund's management process. This team works for the advisor or its affiliates and is supported by a large staff of economists, research analysts, traders and other investment specialists. The advisor or its affiliates believe(s) its team approach benefits fund investors by bringing together many disciplines and leveraging its extensive resources.

The fund is managed by a team of investment professionals who collaborate to develop and implement the fund's investment strategy. Each portfolio manager on the team has authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings.


Samuel A. Dedio                    Robert S. Janis
Managing Director of Deutsche      Managing Director of Deutsche
Asset Management and Co-Lead       Asset Management and Co-Lead
Portfolio Manager of the fund.     Portfolio Manager of the fund.
 o Joined Deutsche Asset            o Joined Deutsche Asset
   Management in 1999 after           Management and the fund in
   eight years of experience,         2004.
   formerly serving as analyst      o Previously served as
   at Ernst & Young LLP,              portfolio manager for 10
   Evergreen Asset Management         years at Credit Suisse
   and Standard & Poor's Corp.        Asset Management (or at its
 o Over 14 years of investment        predecessor, Warburg Pincus
   industry experience.               Asset Management).
 o BA, William Patterson            o Over 20 years of investment
   University; MS, American           industry experience.
   University, Kogod School of      o BA, University of
   Business.                          Pennsylvania; MBA,
 o Joined the fund in 2002.           University of Pennsylvania,
                                      Wharton School.

The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage.

Regulatory and litigation matters

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments (now known as DWS Scudder). The funds' advisors have been cooperating in connection with these inquiries and are in discussions with these regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industrywide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries or lawsuits will be or what the effect, if any, would be on the funds or their advisors. Based on currently available information, including the proposed settlements with regulators, however, the funds' investment advisors believe the likelihood that the pending lawsuits and any regulatory settlements will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Financial Highlights

This table is designed to help you understand the fund's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose reports, along with the fund's financial statements, are included in that fund's annual report (see "Shareholder reports" on the back cover).

DWS Micro Cap Fund -- Institutional Class

 Years Ended September 30,               2005    2004     2003     2002    2001
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period   $21.32  $18.93   $14.22   $17.21  $24.52
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)           (.28)^a (.26)^a  (.14)^a  (.14)^a (.13)
--------------------------------------------------------------------------------
  Net realized and unrealized gain       4.01    2.65     4.85    (2.85)  (5.35)
  (loss) on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations       3.73    2.39     4.71    (2.99)  (5.48)
--------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on investment
  transactions                          (2.15)     --       --       --   (1.83)
--------------------------------------------------------------------------------
Redemption fees                           .00*     --       --       --      --
--------------------------------------------------------------------------------
Net asset value, end of period         $22.90  $21.32   $18.93   $14.22  $17.21
--------------------------------------------------------------------------------
Total Return (%)^b                      18.14   12.63    33.12   (17.37) (22.55)
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)     41      44       79       52      33
--------------------------------------------------------------------------------
Ratio of expenses before expense         1.99    1.90     1.91     1.96    1.98
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense          1.49    1.49     1.49     1.49    1.49
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income          (1.27)  (1.22)    (.84)    (.77)   (.78)
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)               108      99       74       66      79
--------------------------------------------------------------------------------

^a    Based on average shares outstanding during the period.

^b    Total return would have been lower had certain expenses not been reduced.

*     Amount is less than $.005.

How to Invest in the Fund

The following pages tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.

You can find out more about the topics covered here by speaking with your financial advisor or a representative of your workplace retirement plan or other investment provider.

Buying and Selling Institutional Class Shares

You may buy Institutional Class shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent ("service agent"). Contact them for details on how to enter and pay for your order. The fund's advisor, administrator or their affiliates may provide compensation to service agents for distribution, administrative and promotional services.

You may also buy Institutional Class shares by sending your check (along with a completed Application Form) directly to the transfer agent. Your purchase order may not be accepted if the fund withdraws the offering of fund shares, the sale of fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the fund's shareholders.

Eligibility requirements

You may buy Institutional Class shares if you are any of the following:

o An eligible institution (e.g., a financial institution, corporation, trust, estate or educational, religious or charitable institution).

o  An employee benefit plan with assets of at least $50 million.

o A registered investment advisor or financial planner purchasing on behalf of clients and charging an asset-based or hourly fee.

o  A client of the private banking division of Deutsche Bank AG.

o  A current or former director or trustee of the Deutsche or DWS mutual funds

o An employee, the employee's spouse or life partner and children or step-children age 21 or younger of Deutsche Bank or its affiliates or a sub-advisor to any fund in the DWS family of funds or a broker-dealer authorized to sell shares in the funds.

Investment minimums

Your initial investment must be at least $1,000,000. There are no minimum subsequent investment requirements.

The minimum initial investment is waived for:

o Shareholders with existing accounts prior to August 13, 2004 who met the previous minimum investment eligibility requirement.

o Investment advisory affiliates of Deutsche Bank Securities, Inc. or DWS or Deutsche funds purchasing shares for the accounts of their investment advisory clients.

o  Employee benefit plans with assets of at least $50 million.

o  Clients of the private banking division of Deutsche Bank AG.

o Institutional clients and qualified purchasers that are clients of a division of Deutsche Bank AG.

o  A current or former director or trustee of the Deutsche or DWS mutual funds.

o An employee, the employee's spouse or life partner and children or step-children age 21 or younger of Deutsche Bank or its affiliates or a sub-advisor to any fund in the DWS family of funds or a broker-dealer authorized to sell shares of the funds.

The fund and its service providers reserve the right to waive or modify the above eligibility requirements and investment minimums from time to time at their discretion.

How to contact the Transfer Agent

-------------------------------------------------------------------
By Phone:          (800) 730-1313
-------------------------------------------------------------------
First Investments  DWS Scudder Investments Service Company
By Mail:           P.O. Box 219356
                   Kansas City, MO 64121-9356
-------------------------------------------------------------------
Additional         DWS Scudder Investments Service Company
Investments By     P.O. Box 219154
Mail:              Kansas City, MO 64121-9154
-------------------------------------------------------------------
By Overnight Mail: DWS Scudder Investments Service Company
                   210 W. 10th Street
                   Kansas City, MO 64105-1614
-------------------------------------------------------------------

You can reach InvestorACCESS, the automated information line, 24 hours a day, 7 days a week by calling (800) 972-3060.

How to open your fund account

-------------------------------------------------------------------
Mail:              Complete and sign the account application that
                   accompanies this prospectus. (You may obtain
                   additional applications by calling the
                   transfer agent.) Mail the completed
                   application along with a check payable to the
                   fund you have selected to the transfer agent.
                   Be sure to include the fund number. (For fund
                   number see below). The addresses are shown
                   under "How to contact the Transfer Agent."
-------------------------------------------------------------------
Wire:              Call the transfer agent to set up a wire
                   account.
-------------------------------------------------------------------
Fund name          DWS Micro Cap Fund -- Institutional Class -- 589
and fund number:
-------------------------------------------------------------------

Please note that your account cannot become activated until we receive a completed application.

How to buy and sell shares

MAIL:

Buying: Send your check, payable to the fund you have selected, to the transfer agent. Be sure to include the fund number and your account number on the check. (For fund numbers, see "How to open your fund account.") The addresses are shown above under "How to contact the Transfer Agent." If you are investing in more than one fund, make your check payable to "DWS Scudder" and include your account number, the names and numbers of the funds you have selected, and the dollar amount or percentage you would like invested in each fund.

Selling: Send a signed letter to the transfer agent with your name, your fund number and account number, the fund's name, and either the number of shares you wish to sell or the dollar amount you wish to receive. You must leave at least $1,000,000 worth of shares in your account to keep it open. Unless exchanging into another DWS fund, you must submit a written authorization to sell shares in a retirement account.

WIRE:

Buying: You may buy shares by wire only if your account is authorized to do so. Please note that you or your service agent must call Shareholder Services at
(800) 730-1313 to notify us in advance of a wire transfer purchase. Inform Shareholder Services of the amount of your purchase and receive a trade confirmation number. Instruct your bank to send payment by wire using the wire instructions noted below. All wires must be received by 4:00 p.m. (Eastern time) the next business day following your purchase.

-------------------------------------------------------------------
Bank Name:         Deutsche Bank Trust Company Americas
-------------------------------------------------------------------
Routing No:        021001033
-------------------------------------------------------------------
Attn:              DWS Scudder
-------------------------------------------------------------------
DDA No:            00-226-296
-------------------------------------------------------------------
FBO:               (Account name)
                   (Account number)
-------------------------------------------------------------------
Credit:            DWS Micro Cap Fund -- Institutional Class -- 589
-------------------------------------------------------------------

Refer to your account statement for the account name and number. Wire transfers normally take two or more hours to complete. Wire transfers may be restricted on holidays and at certain other times. If your wire is not received by 4:00 p.m. (Eastern time) on the next business day after the fund receives your request to purchase shares, your transaction will be canceled at your expense and risk.

Selling: You may sell shares by wire only if your account is authorized to do so. You will be paid for redeemed shares by wire transfer of funds to your service agent or bank upon receipt of a duly authorized redemption request as promptly as feasible. For your protection, you may not change the destination bank account over the phone. To sell by wire, contact your service agent or Shareholder Services at (800) 730-1313. Inform Shareholder Services of the amount of your redemption and receive a trade confirmation number. The minimum redemption by wire is $1,000. The fund and its service agents reserve the right to waive the minimum from time to time at their discretion. We must receive your order by 4:00 p.m. (Eastern time) to wire your account the next business day.

TELEPHONE TRANSACTIONS:

You may place orders to buy and sell over the phone by calling your service agent or Shareholder Services at (800) 730-1313. If your shares are in an account with the transfer agent, you may (1) redeem by check in an amount up to $100,000, or by wire (minimum $1,000), or (2) exchange the shares for Institutional Class shares of another DWS fund by calling Shareholder Services.

You may make regular investments from a bank checking account. For more information on setting up an automatic investment plan or payroll investment plan, call Shareholder Services at (800) 730-1313.


Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on distributions and taxes, applies to all investors, including those investing through financial advisors.

If you are investing through a financial advisor or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial advisors or other intermediaries may adopt policies, procedures or limitations that are separate from those described by the fund. Please note that a financial advisor may charge fees separate from those charged by the fund.

Keep in mind that the information in this prospectus applies only to the fund's Institutional Class shares. The fund has other share classes, which are described in separate prospectuses and have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial advisor or call (800) 730-1313.

Policies about transactions

The fund is open for business each day the New York Stock Exchange is open. The fund calculates its share price every business day, as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). You can place an order to buy or sell shares at any time.

To help the government fight the funding of terrorism and money laundering activities. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.

We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity; and in some cases the information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.

We will attempt to collect any missing required and requested information by contacting you or your financial intermediary. If we are unable to obtain this information within the time frames established by the fund, then we may reject your application and order.

The fund will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in "good order." After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the net asset value per share next calculated.

If we are unable to verify your identity within time frames established by the fund, after a reasonable effort to do so, you will receive written notification.

The fund generally will not accept new account applications to establish an account with a non-US address (APO/FPO and US territories acceptable) or for a non-resident alien.

Because orders placed through financial advisors must be forwarded to the transfer agent before they can be processed, you'll need to allow extra time. A representative of your financial advisor should be able to tell you approximately when your order will be processed. It is the responsibility of your service agent to forward your order to the transfer agent in a timely manner.

Market Timing Policies and Procedures. Short-term and excessive trading of fund shares may present risks to the fund's long-term shareholders, including potential dilution in the value of fund shares, interference with the efficient management of the fund's portfolio (including losses on the sale of investments), taxable gains to remaining shareholders and increased brokerage and administrative costs. These risks may be more pronounced for funds investing in certain securities such as those that trade in foreign markets, are illiquid or do not otherwise have "readily available market quotations." Certain investors may seek to employ short-term trading strategies aimed at exploiting variations in portfolio valuation that arise from the nature of the securities held by the fund (e.g., "time zone arbitrage").

The fund discourages short-term and excessive trading. The fund will take steps to detect and deter short-term and excessive trading pursuant to the fund's policies as described in this prospectus and approved by the Board. The fund generally defines short-term trading as purchase and redemption activity, including exchanges, that occurs within the time period for imposition of redemption fees. The fund may also take trading activity that occurs over longer periods into account if the fund reasonably believes such activity is of an amount or frequency that may be harmful to long-term shareholders or disruptive to portfolio management.

The fund's policies include:

o a 2% redemption fee on fund shares held for less than a specified holding period (subject to certain exceptions discussed below under "Redemption fees");

o the fund reserves the right to reject or cancel a purchase or exchange order for any reason when, in the opinion of the advisor, there appears to be a pattern of short-term or excessive trading activity by a shareholder or any other trading activity deemed harmful or disruptive to the fund; and

o the fund has adopted certain fair valuation practices reasonably designed to protect the fund from "time zone arbitrage" with respect to its foreign securities holdings and other trading practices that seek to exploit variations in portfolio valuation that arise from the nature of the securities held by the fund. (See "How the fund calculates share price.")

When a pattern of short-term or excessive trading activity or other trading activity deemed harmful or disruptive to the fund by an investor is detected, the advisor may determine to prohibit that investor from future purchases in the fund or to limit or terminate the investor's exchange privilege. The detection of these patterns and the banning of further trading are inherently subjective and therefore involve some selectivity in their application. The advisor seeks to make such determinations in a manner consistent with the interests of the fund's long-term shareholders.

There is no assurance that these policies and procedures will be effective in limiting short-term and excessive trading in all cases. For example, the advisor may not be able to effectively monitor, detect or limit short-term or excessive trading by underlying shareholders that occurs through omnibus accounts maintained by broker-dealers or other financial intermediaries. Depending on the amount of fund shares held in such omnibus accounts (which may represent most of the fund's shares), short-term and/or excessive trading of fund shares could adversely affect long-term shareholders in the fund. It is important to note that shareholders that invest through omnibus accounts also may be subject to the policies and procedures of their financial intermediaries with respect to short-term and excessive trading in the fund.

The fund's policies and procedures may be modified or terminated at any time.

Redemption fees. The fund imposes a redemption fee of 2% of the total redemption amount (calculated at net asset value) on all fund shares redeemed or exchanged within 30 days of buying them (either by purchase or exchange). The redemption fee is paid directly to the fund, and is designed to encourage long-term investment and to offset transaction and other costs associated with short-term or excessive trading. For purposes of determining whether the redemption fee applies, shares held the longest time will be treated as being redeemed first and shares held the shortest time will be treated as being redeemed last.

The redemption fee is applicable to fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. These purchase and sale transactions are generally netted against one another and placed on an aggregate basis; consequently the identities of the individuals on whose behalf the transactions are placed generally are not known to the fund. For this reason, the fund has undertaken to notify financial intermediaries of their obligation to assess the redemption fee on customer accounts and to collect and remit the proceeds to the fund. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the fund's. Subject to approval by DeAM or the fund's Board, intermediaries who transact business on an omnibus basis may implement the redemption fees according to their own operational guidelines (which may be different than the fund's policies) and remit the fees to the fund. In addition, certain intermediaries that do not currently have the capacity to collect redemption fees at an account level may be granted a temporary waiver from the fund's policies until such time as they can develop and implement a system to collect the redemption fees.

The redemption fee will not be charged in connection with the following exchange or redemption transactions: (i) transactions on behalf of participants in certain research wrap programs; (ii) transactions on behalf of participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (iii) transactions on behalf of a shareholder to return any excess IRA contributions to the shareholder; (iv) transactions on behalf of a shareholder to effect a required minimum distribution on an IRA; (v) transactions on behalf of any mutual fund advised by the advisor and its affiliates (e.g., "funds of funds") or, in the case of a master/feeder relationship, redemptions by the feeder fund from the master portfolio; (vi) transactions following death or disability of any registered shareholder, beneficial owner or grantor of a living trust with respect to shares purchased before death or disability; (vii) transactions involving hardship of any registered shareholder; (viii) systematic transactions with predefined trade dates for purchases, exchanges or redemptions, such as automatic account rebalancing, or loan origination and repayments; (ix) transactions involving shares purchased through the reinvestment of dividends or other distributions; (x) transactions involving shares transferred from another account in the same fund or converted from another class of the same fund (e.g., shares converting from Class B to Class A) (the redemption fee period will carry over to the acquired shares); (xi) transactions initiated by a fund or administrator (e.g., redemptions for not meeting account minimums, to pay account fees funded by share redemptions, or in the event of the liquidation or merger of a fund); or (xii) transactions in cases when there are legal or contractual limitations or restrictions on the imposition of the redemption fee (as determined by the fund or its agents in their sole discretion).

The fund expects that the waiver for certain group retirement plans and financial intermediaries will be eliminated over time as their respective operating systems are improved. Until such time that these operating systems are improved, the fund's advisor will attempt to monitor the trading activity in these accounts and will take appropriate corrective action if it appears that a pattern of short-term or excessive trading or other harmful or disruptive trading by underlying shareholders exists. The fund reserves the right to withdraw waivers, and to modify or terminate these waivers or the redemption fee at any time.

InvestorACCESS, the automated information line, is available 24 hours a day by calling (800) 972-3060. You can use InvestorACCESS to get information on DWS funds generally and on accounts held directly at DWS Scudder. You can also use it to make exchanges and sell shares.

QuickBuy and QuickSell let you set up a link between a DWS fund account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed and there is a $50 minimum and $250,000 maximum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call (800) 730-1313.

Telephone and electronic transactions. Generally, you are automatically entitled to telephone and electronic transaction privileges, but you may elect not to have them when you open your account or by contacting Shareholder Services at
(800) 730-1313 at a later date.

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur as a result. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

If you pay for shares by check and the check fails to clear, or if you order shares by phone and fail to pay for them by 4:00 p.m. (Eastern time) the next business day, we have the right to cancel your order, hold you liable or charge you or your account for any losses or fees the fund or its agents have incurred. To sell shares, you must state whether you would like to receive the proceeds by wire or check.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or Internet, you can always send us your order in writing.

The fund accepts payment for shares only in US dollars by check, bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that the fund cannot accept cash, traveler's checks, starter checks, money orders, third party checks, checks drawn on foreign banks, or checks issued by credit card companies or Internet-based companies.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are generally completed within 24 hours. The fund can only send wires of $1,000 or more and accept wires of $50 or more.

We do not issue share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power when exchanging or redeeming shares. You may not exchange or redeem shares in certificate form by telephone or via the Internet.

When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. However, if you want money wired to a bank account that is already on file with us, you don't need a signature guarantee. Also, you don't generally need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from an eligible guarantor institution, generally including commercial banks, savings and loans, trust companies, credit unions, member firms of a national stock exchange, or any member or participant of an approved signature guarantor program. Note that you can't get a signature guarantee from a notary public and we must be provided the original guarantee.

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your service agent or Shareholder Services for more information.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

You may obtain additional information about other ways to sell your shares by contacting your investment provider.

Account Statements: We or your service agent will generally furnish you with a written confirmation of every transaction that affects your account balance. You will also receive periodic statements reflecting the balances in your account.

You may obtain additional information about other ways to sell your shares by contacting your financial advisor.

How the fund calculates share price

To calculate the net asset value per share or NAV, the share class uses the following equation:

                  TOTAL ASSETS - TOTAL LIABILITIES
            --------------------------------------------   = NAV
                 TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you buy and sell shares is the NAV.

The fund charges a short-term redemption fee equal to 2.00% of the value of shares redeemed or exchanged within 30 days of purchase. Please see "Policies about transactions -- Redemption fees" for further information.

We typically value securities using information furnished by an independent pricing service or market quotations, where appropriate. However, we may use methods approved by the fund's Board, such as a fair valuation model, which are intended to reflect fair value when pricing service information or market quotations are not readily available or when a security's value or a meaningful portion of the value of the fund's portfolio is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred between the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) and the close of the New York Stock Exchange. In such a case, the fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. It is expected that the greater the percentage of fund assets that is invested in non-US securities, the more extensive will be the fund's use of fair value pricing. This is intended to reduce the fund's exposure to "time zone arbitrage" and other harmful trading practices. (See "Market Timing Policies and Procedures.")

To the extent that the fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days or at times when the fund doesn't price its shares.

Other rights we reserve

You should be aware that we may do any of the following:

o  withdraw or suspend the offering of shares at any time

o withhold a portion of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o reject a new account application if you don't provide any required or requested identifying information, or for any other reasons

o refuse, cancel or rescind any purchase or exchange order; freeze any account (meaning you will not be able to purchase fund shares in your account); suspend account services; and /or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in the fund's best interest or when the fund is requested or compelled to do so by government law or authority or by applicable law

o close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account (less any applicable redemption fees); you may be subject to gain or loss on the redemption of your fund shares and may incur tax liability

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; the fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the fund's net assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege or adjust a fund's investment minimums at any time)

o redeem your shares or close your account on 60 days' notice if it fails to meet the minimum account balance requirement of $1,000,000 ($250,000 for shareholders with existing accounts prior to August 13, 2004) for any reason other than a change in market value

o suspend or postpone redemptions as permitted pursuant to Section 22(e) of the Investment Company Act of 1940. Generally, those circumstances are when: 1) the New York Stock Exchange is closed other than customary weekend or holiday closings; 2) trading on the New York Stock Exchange is restricted; 3) an emergency exists which makes the disposal of securities owned by the fund or the fair determination of the value of the fund's net assets not reasonably practicable; or 4) the SEC, by order, permits the suspension of the right of redemption. Redemption payments by wire may also be delayed in the event of a nonroutine closure of the Federal Reserve wire payment system.

Understanding Distributions and Taxes

The fund intends to distribute to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a dividend or distribution for a given period.

The fund intends to pay dividends and distributions to its shareholders annually in December and, if necessary, may do so at other times as well.

For federal income tax purposes, income and capital gains distributions are generally taxable. However, distributions by the fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Similarly, there will be no tax consequences when a qualified retirement plan buys or sells fund shares.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. Dividends and distributions are taxable whether you receive them in cash or reinvest them in additional shares. For retirement plans, reinvestment (at NAV) is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sale of shares may result in a capital gain or loss for you. The gain or loss will be long-term or short-term depending on how long you owned the shares. For federal income tax purposes, an exchange is treated the same as a sale.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

The tax status of the fund's earnings you receive and your own fund transactions generally depends on their type:

--------------------------------------------------------------------
Generally taxed at long-term       Generally taxed at ordinary
capital gains rates:               income rates:
--------------------------------------------------------------------
Taxable distributions from the
fund

o gains from the sale of           o gains from the sale of
  securities held by the fund for    securities held by the fund
  more than one year                 for one year or less

o qualified dividend income        o all other taxable income
--------------------------------------------------------------------
Transactions involving fund shares

o gains from selling fund shares  o gains from selling fund
  held for more than one year       shares held for one year or
                                    less
--------------------------------------------------------------------

Any investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by the fund. In addition,any investments in foreign securities or foreign currencies may increase or accelerate the fund's recognition of ordinary income and may affect the timing or amount of the fund's distributions.

For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the fund as derived from qualified dividend income are eligible for taxation in the hands of individuals at long-term capital gain rates. Qualified dividend income generally includes dividends from domestic and some foreign corporations. In addition, the fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the fund's shares for the lower tax rates to apply.

For taxable years beginning on or before December 31, 2008, the maximum long-term capital gain rate applicable to individuals has been reduced to 15%. For more information, see the Statement of Additional Information under "Taxes."

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before the fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

Corporations may be able to take a dividends-received deduction for a portion of income dividends they receive from the fund.

The above discussion is applicable to shareholders who are US persons. If you are a non-US person, please consult your own tax advisor with respect to the tax consequences to you of an investment in the fund.

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

To Get More Information

Shareholder reports -- These include commentary from the fund's management team about recent market conditions and the effects of the fund's strategies on its performance. They also have detailed performance figures, a list of everything the fund owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the fund, call (800) 730-1313, or contact DWS Scudder at the address listed below. The fund's SAI and shareholder report are available through the DWS Scudder Web site at www.dws-scudder.com. These documents and other information about the fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the fund, including each fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.


DWS Scudder                  SEC                        Distributor
-------------------------------------------------------------------------------------
222 South Riverside Plaza    Public Reference Section   DWS Scudder Distributors, Inc.
Chicago, IL 60606-5808       Washington, D.C.           222 South Riverside Plaza
www.dws-scudder.com          20549-0102                 Chicago, IL 60606-5808
(800) 730-1313               www.sec.gov                (800) 621-1148
                             (202) 942-8090


SEC File Number:

DWS Micro Cap Fund                  811-8006




                                                                       [Logo]DWS
                                                                         SCUDDER
                                                             Deutsche Bank Group

The Statements of Additional Information ("SAI") for Classes A, B, C, S, Investment and Institutional and an SAI supplement are contained in Post-Effective Amendment No. 67 to the Registrant's Registration Statement filed on January 27, 2006 (accession number 0000088053-06-000069) and are incorporated by reference herein.

                            PART C. OTHER INFORMATION

Item 23.          Exhibits

Except as noted, the following exhibits are being filed herewith:

         (a)(1)               Agreement and Declaration of Trust of Registrant dated September 13, 1993, as amended.  /1/

         (a)(2)               Certificate of Amendment dated May 13, 2003.  /9/

         (a)(3)               Certificate of Amendment to the Certificate of Trust dated December 6, 2005. /14/

         (b)                  Amended By-Laws of Registrant.  /1/

         (c)                  See Articles III, IV, and V of the Agreement and Declaration of Trust (exhibit
                              (a)) and Article II of the Amended By-Laws (exhibit (b)). /1/

         (d)(1)               Investment Advisory Agreement between Deutsche Asset Management, Inc. and the
                              Registrant, on behalf of Fixed Income Fund, Municipal Bond Fund, Short Duration
                              Fund, Short-Term Municipal Bond Fund, High Income Plus Fund, Total Return Bond
                              Fund, European Equity Fund and Micro Cap Fund, dated July 20, 2003.  /9/

         (d)(2)               Amended and Restated Investment Advisory Agreement between the Registrant, on behalf of Scudder Fixed Income Fund and Scudder Short Duration Fund. /14/

         (d)(3)               Sub-Advisory Agreement between Deutsche Asset Management, Inc. and Aberdeen Asset
                              Management Inc., dated December 2, 2005. /14/

         (e)(1)               Distribution Agreement between Scudder Distributors, Inc., and the Registrant, on behalf of all of its series, dated August 19, 2002.  /6/

         (e)(2)               Appendix A to Distribution Agreement between Scudder Distributors, Inc, and the
                              Registrant, dated July 28, 2003.  /9/

         (f)                  Not Applicable.

         (g)(1)               Custody Agreement dated as of August 24, 1998 between Brown Brothers Harriman &
                              Co. and Registrant, on behalf of all of its series. /2/

         (g)(2)               Custody Agreement dated April 1, 2003 between State Street Bank and Trust Company and Registrant, on behalf of all its series.  /9/

         (h)(1)               Administration Agreement dated as of August 27, 1998 between Deutsche Asset
                              Management, Inc. and Registrant, on behalf of all of its series.  /2/

         (h)(2)               Transfer Agency Agreement dated December 16, 2002, between Scudder Investment
                              Services Company and Registrant, on behalf of each of its series.  /6/

         (h)(3)               Termination of Accounting Agency Agreement dated September 8, 1998 among Brown
                              Brothers Harriman & Co., Morgan Grenfell Inc. (formerly Morgan Grenfell Capital
                              Management, Inc.) and Registrant on behalf of all of its series. /5/

                                       3

         (h)(3)(i)            Accounting Services Agreement dated September 1, 2000, among Investment Company
                              Capital Corp., Deutsche Asset Management, Inc. and Registrant, on behalf of
                              Short-Term Fixed Income, Short-Term Municipal Bond, Municipal Bond and Fixed
                              Income. /4/

         (h)(3)(ii)           Appendix A dated May 15, 2001 to Accounting Services Agreement dated September 1,
                              2000, among Investment Company Capital Corp., Deutsche Asset Management, Inc. and
                              Registrant, on behalf of all its series.  /10/

         (h)(3)(iii)          Delegation Agreement dated as of August 24, 1998 between Brown Brothers Harriman
                              & Co. and Registrant on behalf of International Select Equity Fund, Global Equity
                              Fund, European Equity Fund, New Asia Fund, International Small Cap Equity Fund,
                              Japanese Small Cap Equity Fund, European Small Cap Equity Fund, Morgan Grenfell
                              Emerging Markets Equity Fund, Core Global Fixed Income Fund, Global Fixed Income
                              Fund, International Fixed Income Fund, Morgan Grenfell Emerging Markets Debt and
                              Emerging Local Currency Debt Fund. /2/

         (h)(3)(iv)           Fund Accounting Agreement between Investment Company Capital Corp. and Scudder
                              Fund Accounting Corp. dated June 3, 2002.  /10/

         (h)(4)(i)            Expense Limitation Agreement dated March 1, 2004 between Deutsche Asset
                              Management  Inc. and Registrant, on behalf of each class of shares listed in
                              Exhibit A. /9/

         (h)(4)(ii)           Expense Limitation Agreement dated March 1, 2004 between Deutsche Asset
                              Management  Inc. and Registrant, on behalf of each class of shares listed in
                              Exhibit A. /9/

         (h)(4)(iii)          Expense Limitation Agreement dated March 1, 2004 between Deutsche Asset
                              Management, Inc. and Registrant, on behalf of each class of shares listed on
                              Exhibit A.  /10/

         (h)(5)               Letters of Indemnity to the Scudder Funds and Independent Directors/Trustees
                              dated October 8, 2004. /11/

         (i)                  Opinion of Legal Counsel. /10/.

         (j)                  Consent of Registered Independent Accounting Firm filed herein.

         (k)                  Not Applicable.

         (l)                  Share Purchase Agreement dated as of December 29, 1993 between Registrant and SEI
                              Financial Management Corporation. /3/

         (m)(1)               Distribution (Rule 12b-1) Plan(s), dated October 1, 2003.  /8/

         (m)(2)               Amended and Restated Service Plan, dated February 17, 2000. /10/

         (n)                  Amended Rule 18f-3 Plan, dated June 23, 2003. /10/

         (p)(1)               Fund and Advisers' Codes of Ethics. /4/

         (p)(2)               Code of Ethics for Deutsche Asset Management - U.S., dated January 1, 2005. /12/

         (p)(3)               Consolidated Fund Code of Ethics (All Funds). /13/


                                       4

         (p)(4)               Code of Ethics for the Aberdeen Group, effective August 1, 2005. /14/

         (q)                  Power of Attorney.  /11/

------------------------

/1/ Filed as an exhibit to Post-Effective Amendment No. 9 to Registrant's Registration Statement on February 15, 1996 (accession number 0000950146-96-00221) and incorporated by reference herein.

/2/ Filed as an exhibit to Post-Effective Amendment No. 20 to Registrant's Registration Statement on December 28, 1998 (accession number 0001047469-98-045270) and incorporated by reference herein.

/3/ Filed as an exhibit to Post-Effective Amendment No. 16 to Registrant's Registration Statement on February 11, 1997 (accession number 0000950146-97-000164) and incorporated by reference herein.

/4/ Filed as an exhibit to Post-Effective Amendment No. 26 to Registrant's Registration Statement on September 29, 2000 (accession number 0000950169-00-001215) and incorporated by reference herein.

/5/ Filed as an exhibit to Post-Effective Amendment No. 44 to Registrant's Registration Statement on February 28, 2002 (accession number 0000935069-02-000162) and incorporated by reference herein.

/6/ Filed as an exhibit to Post-Effective Amendment No. 50 to Registrant's Registration Statement on February 4, 2003 (accession number 0000088053-03-000153) and incorporated by reference herein.

/7/ Filed as an exhibit to Post-Effective Amendment No. 51 to Registrant's Registration Statement on February 28, 2003 (accession number 0000088053-03-000272) and incorporated by reference herein.

/8/ Filed as an exhibit to Post-Effective Amendment No. 55 to Registrant's Registration Statement on October 1, 2003 (accession number 0000088053-03-000844) and incorporated by reference herein.

/9/ Filed as an exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement on January 28, 2004 (accession number 0000088053-04-000093) and incorporated by reference herein.

/10/ Filed as an exhibit to Post-Effective Amendment No. 60 to the Registrant's Registration Statement on March 1, 2004 (accession number 0000088053-04-000148) and incorporated by reference herein.

/11/ Filed as an exhibit to Post-Effective Amendment No. 61 to the Registrant's Registration Statement on December 3, 2004 (accession number 0000088053-04-000148) and incorporated by reference herein.

/12/ Filed as an exhibit to Post-Effective Amendment No. 64 to the Registrant's Registration Statement on February 1, 2005 (accession number 0000088053-05-000141) and incorporated by reference herein.

/13/ Filed as an exhibit to Post-Effective Amendment No. 66 to the Registrant's Registration Statement on December 30, 2005 (accession number 0000088053-05-001507) and incorporated by reference herein.

/14/ Filed as an exhibit to Post-Effective Amendment No. 67 to the Registrant's Registration Statement on January 27, 2006 (accession number 0000088053-06-000069) and incorporated by reference herein.


Item 24.          Persons Controlled By or Under Common Control With Registrant

                  The Registrant does not directly or indirectly control any person.

Item 25.          Indemnification

                  Article III, Section 7 and Article VII, Section 2 of the Registrant's Agreement and Declaration of Trust and Article VI of the Registrant's By-Laws provide for indemnification of the Registrant's trustees and officers under certain circumstances.

                  Deutsche Investment Management Americas Inc. ("DeIM"), the investment advisor, has agreed, subject to applicable law and regulation, to indemnify and hold harmless the Registrant against any loss, damage, liability and expense, including, without limitation, the advancement and payment, as incurred, of reasonable fees and expenses of counsel (including counsel to the Registrant and counsel to the Non-interested Trustees) and consultants, whether retained by the Registrant or the Non-interested Trustees, and other customary costs and expenses incurred by the Registrant in connection with any litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Registrant ("Private Litigation and Enforcement Actions"). In the event that this indemnification is unavailable to the Registrant for any reason, then DeIM has agreed to contribute to the amount paid or payable by the Registrant as a result of any loss, damage, liability or expense in such proportion as is appropriate to reflect the relative fault of DeIM and the Registrant with respect to the matters which resulted in such loss, damage, liability or expense, as well as any other relevant equitable considerations; provided, however, if no final determination is made in such action or proceeding as to the relative fault of DeIM and the Registrant, then DeIM shall pay the entire amount of such loss, damage, liability or expense.

                  In recognition of its undertaking to indemnify the Registrant, DeIM has also agreed, subject to applicable law and regulation, to indemnify and hold harmless each of the Non-interested Trustees against any and all loss, damage, liability and expense, including without limitation the advancement and payment as incurred of reasonable fees and expenses of counsel and consultants, and other customary costs and expenses incurred by the Non-interested Trustees, arising from the Private Litigation and Enforcement, including without limitation:

                  1. all reasonable legal and other expenses incurred by the Non-interested Trustees in connection with the Private Litigation and Enforcement Actions, and any actions that may be threatened or commenced in the future by any person (including any governmental authority), arising from or similar to the matters alleged in the Private Litigation and Enforcement Actions, including without limitation expenses related to the defense of, service as a witness in, or monitoring of such proceedings or actions;

                  2. all liabilities and expenses incurred by any Non-interested Trustee in connection with any judgment resulting from, or settlement of, any such proceeding, action or matter;

                  3. any loss or expense incurred by any Non-interested Trustee as a result of the denial of, or dispute about, any insurance claim under, or actual or purported rescission or termination of, any policy of insurance arranged by DeIM (or by a representative of DeIM acting as such, acting as a representative of the Registrant or of the Non-interested Trustees or acting otherwise) for the benefit of the Non-interested Trustee, to the extent that such denial, dispute or rescission is based in whole or in part upon any alleged misrepresentation made in the application for such policy or any other alleged improper conduct on the part of DeIM, any of its corporate affiliates, or any of their directors, officers or employees;

                  4. any loss or expense incurred by any Non-interested Trustee, whether or not such loss or expense is otherwise covered under the terms of a policy of insurance, but for which the Non-interested Trustee is unable to obtain advancement of expenses or indemnification under that policy of insurance, due to the exhaustion of policy limits which is due in whole or in part to DeIM or any affiliate thereof having received advancement of expenses or indemnification under that policy for or with respect to a matter which is the subject of the indemnification agreement; provided, however, the total amount which DeIM will be obligated to pay under this provision for all loss or expense, will not exceed the amount that DeIM and any of its affiliate actually receive under that policy or insurance for or with respect to a matter which is the subject of the indemnification agreement; and

                  5. all liabilities and expenses incurred by any Non-interested Trustee in connection with any proceeding or action to enforce his or her rights under the agreement, unless DeIM prevails on the merits of any such dispute in a final, nonappealable court order.

                  DeIM is not required to pay costs or expenses or provide indemnification to or for any individual Non-interested Trustee (i) with respect to any particular proceeding or action as to which the Board of the Registrant has determined that such Non-interested Trustee ultimately will not be entitled to indemnification with respect thereto, or (ii) for any liability of the Non-interested Trustee to the Registrant or its shareholders to which such Non-interested Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Non-interested Trustee's duties as a Trustee of the Registrant as determined in a final adjudication in such proceeding or action. In addition, to the extent that DeIM has paid costs or expenses under the agreement to any individual Non-interested Trustee with respect to a particular proceeding or action, and there is a final adjudication in such proceeding or action of the Non-interested Trustee's liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Non-interested Trustee's duties as a Trustee of the Registrant, such Non-interested Trustee has undertaken to repay such costs or expenses to DeIM.


Item 26.          Business And Other Connections of Investment Adviser

                  During the last two fiscal years, no director or officer of Deutsche Asset Management, Inc., (File No. 801-27291) the Funds' investment advisor, has engaged in any other business, profession, vocation, or employment of a substantial nature other than that of the business of investment management and through affiliates, investment banking.

Item 27.          Principal Underwriters

                  (a)

                  Scudder Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter for certain registered open-end management investment companies and exclusive placement agent for certain master portfolios managed by Deutsche Investment Management Americas Inc. and Deutsche Asset Management Inc.

                  (b)

                  Information on the officers and directors of Scudder Distributors, Inc., principal underwriter for the Registrant, is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

         Scudder Distributors, Inc.
         Name and Principal                 Positions and Offices with                     Positions and
         Business Address                   Scudder Distributors, Inc.                Offices with Registrant
         ----------------                   --------------------------                -----------------------

         Michael L. Gallagher               Director and President                    None
         222 South Riverside Plaza
         Chicago, IL 60606


                                       7

         Scudder Distributors, Inc.
         Name and Principal                 Positions and Offices with                     Positions and
         Business Address                   Scudder Distributors, Inc.                Offices with Registrant
         ----------------                   --------------------------                -----------------------

         Vincent J. Esposito                Director, Chairman of the Board, Chief    President
         345 Park Avenue                    Executive Officer and Vice President
         New York, NY 10154

         Michael Colon                      Director                                  None
         345 Park Avenue
         New York, NY 10154

         Ralph Mattone                      Chief Financial Officer and Treasurer     None
         60 Wall Street
         New York, NY 10005

         Robert Froelich                    Vice President                            None
         222 South Riverside Plaza
         Chicago, IL  60606

         Katie Rose                         Vice President                            None
         222 South Riverside Plaza
         Chicago, IL 60606

         Paul Schubert                      Vice President                            Chief Financial Officer
         345 Park Avenue                                                              and Treasurer
         New York, NY 10154

         Mark Perrelli                      Vice President                            None
         222 South Riverside Plaza
         Chicago, IL 60606

         Thomas Winnick                     Vice President                            None
         345 Park Avenue
         New York, NY  101549

         Donna M. White                     Chief Compliance Officer                  None
         345 Park Avenue
         New York, NY  10154

         John Robbins                       Vice President and AML Compliance         None
         345 Park Avenue                    Officer
         New York, NY 10154

         Caroline Pearson                   Secretary                                 Assistant Secretary
         Two International Place
         Boston, MA  02110-4103

         Philip J. Collora                  Assistant Secretary                       None
         222 South Riverside Plaza
         Chicago, IL 60606

         (c)      Not applicable

Item 28.          Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Deutsche Asset Management                             345 Park Avenue
                                                      New York, NY 10017

Deutsche Asset Management, Inc.                       345 Park Avenue
(Advisor, Administrator)                              New York, NY 10017

Scudder Distributors, Inc.                            222 South Riverside Plaza
(Distributor)                                         Chicago, IL 60606

Scudder Investment Services Company                   210 West 10th Street
(Transfer Agent)                                      Kansas City, MO 64105-1614

Brown Brothers Harriman & Co.                         40 Water Street
(Custodian)                                           Boston, MA 02109

State Street Bank and Trust Company                   225 Franklin Street
(Custodian)                                           Boston, MA 02110

Item 29.          Management Services

                  Not Applicable.

Item 30.          Undertaking

                  Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 31st day of January 2006.

                                            SCUDDER MG INVESTMENTS TRUST

                                            By: /s/Vincent J. Esposito
                                                -------------------------------
                                                Vincent J. Esposito, President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                                  TITLE                                        DATE
---------                                  -----                                        ----

/s/Vincent J. Esposit
-------------------------------------
Vincent J. Esposito                        President                                    January 30, 2006

/s/Paul Schubert
-------------------------------------
Paul Schubert                              Chief Financial Officer and Treasurer        January 30, 2006

/s/Martin J. Gruber
-------------------------------------
Martin J. Gruber*                          Trustee                                      January 30, 2006

 /s/Richard J. Herring
-------------------------------------
Richard J. Herring*                        Trustee                                      January 30, 2006

/s/Graham E. Jones
-------------------------------------
Graham E. Jones*                           Trustee                                      January 30, 2006

/s/Rebecca W. Rimel
-------------------------------------
Rebecca W. Rimel*                          Trustee                                      January 30, 2006

/s/Philip Saunders, Jr.
-------------------------------------
Philip Saunders, Jr.*                      Trustee                                      January 30, 2006

/s/William N. Searcy
-------------------------------------
William N. Searcy*                         Trustee                                      January 30, 2006

/s/William N. Shiebler
-------------------------------------
William N. Shiebler*                       Trustee                                      January 30, 2006

*By:     /s/Caroline Pearson
         -------------------------
         Caroline Pearson**
         Assistant Secretary

** Attorney-in-fact pursuant to the powers of attorney as contained in and incorporated by reference to Post-Effective Amendment No. 61 to the Registration Statement, as filed on December 3, 2004.

                                                      1933 Act File No. 33-68704
                                                      1940 Act File No. 811-8006


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 68

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 69

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                          SCUDDER MG INVESTMENTS TRUST

                          SCUDDER MG INVESTMENTS TRUST

                                  EXHIBIT INDEX

                                       (j)